UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

NEW COVENANT FUNDS®

December 31, 2022

SEMI-ANNUAL REPORT

New Covenant Funds

❯	New Covenant Growth Fund

❯	New Covenant Income Fund

❯	New Covenant Balanced Growth Fund

❯	New Covenant Balanced Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

newcovenantfunds.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	41
Statements of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	45
Notes to Financial Statements	49
Disclosure of Fund Expenses	64
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	65

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 6.5%
Activision Blizzard Inc	3,984	$305
Alphabet Inc, Cl A *	75,260	6,640
Alphabet Inc, Cl C *	69,700	6,184
AMC Entertainment Holdings, Cl A *	6,903	28
AT&T Inc	119,675	2,203
Bandwidth Inc, Cl A *	74	2
Cable One Inc	79	56
Cardlytics Inc *	761	4
Cars.com Inc *	4,178	58
Charter Communications Inc, Cl A *	1,268	430
Cinemark Holdings Inc *	4,289	37
Cogent Communications Holdings Inc	148	8
Comcast Corp, Cl A	52,817	1,847
Cumulus Media, Cl A *	7,164	44
EchoStar Corp, Cl A *	1,124	19
Electronic Arts Inc	5,584	682
Eventbrite Inc, Cl A *	2,537	15
EverQuote Inc, Cl A *	1,468	22
EW Scripps Co/The, Cl A *	3,299	44
Fox Corp, Cl A	1,372	42
Fox Corp, Cl B	1,428	41
fuboTV *	3,908	7
IAC Inc *	376	17
IMAX Corp *	2,244	33
Interpublic Group of Cos Inc/The	8,487	283
Iridium Communications Inc	366	19
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband Corp, Cl A *	81	6
Liberty Broadband Corp, Cl C *	343	26
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	9
Liberty Media -Liberty Braves *	3,670	119
Live Nation Entertainment Inc *	181	13
Loyalty Ventures *	534	1
Lumen Technologies	872	5
Madison Square Garden Entertainment Corp *	1,768	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Madison Square Garden Sports Corp	39	$7
Magnite Inc *	2,551	27
Match Group Inc *	1,841	76
Meta Platforms, Cl A *	24,587	2,959
Netflix Inc *	5,046	1,488
New York Times Co/The, Cl A	439	14
News Corp, Cl A	829	15
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	10,137	827
Paramount Global, Cl B	7,304	123
Pinterest, Cl A *	3,339	81
ROBLOX, Cl A *	6,473	184
Roku Inc, Cl A *	818	33
Scholastic Corp	1,266	50
Shenandoah Telecommunications Co	222	4
Shutterstock Inc	205	11
Sirius XM Holdings Inc	7,153	42
Spotify Technology SA *	1,265	100
Take-Two Interactive Software Inc *	1,416	147
TechTarget Inc *	1,986	87
TEGNA Inc	3,052	65
T-Mobile US Inc *	6,126	858
Trade Desk Inc/The, Cl A *	8,290	372
TripAdvisor Inc *	1,712	31
Verizon Communications Inc	57,853	2,279
Vimeo *	610	2
Walt Disney Co/The *	21,958	1,908
Warner Bros Discovery *	29,305	278
World Wrestling Entertainment Inc, Cl A	780	53
Yelp, Cl A *	1,355	37
Ziff Davis *	2,547	202

		31,714
Consumer Discretionary — 10.0%
1-800-Flowers.com Inc, Cl A *	3,668	35
2U Inc *	871	5
Aaron's Co Inc	416	5
Abercrombie & Fitch Co, Cl A *	2,970	68
Adient PLC *	732	25
ADT Inc	4,942	45
Adtalem Global Education Inc *	5,431	193
Advance Auto Parts Inc	317	47
Airbnb, Cl A *	3,103	265
Amazon.com Inc *	108,984	9,155
American Eagle Outfitters Inc	3,416	48
American Public Education Inc *	1,831	23
AMMO *	41,896	72
Aptiv PLC *	3,490	325
Aramark	260	11
Asbury Automotive Group Inc *	70	13
AutoNation Inc *	970	104
AutoZone Inc *	235	580
Bath & Body Works	638	27

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bed Bath & Beyond Inc *	517	$1
Best Buy Co Inc	14,318	1,148
Big Lots Inc	1,758	26
Bloomin' Brands Inc	2,259	45
Booking Holdings Inc *	563	1,135
Boot Barn Holdings Inc *	199	12
BorgWarner Inc	321	13
Bright Horizons Family Solutions Inc *	76	5
Brinker International Inc *	1,180	38
Brunswick Corp/DE	839	60
Buckle Inc/The	1,885	85
Burlington Stores Inc *	482	98
Capri Holdings Ltd *	1,319	76
CarMax Inc *	1,086	66
Carnival Corp *	15,800	127
Carter's Inc	471	35
Carvana Co, Cl A *	5,499	26
Cavco Industries Inc *	255	58
Cheesecake Factory Inc/The	1,236	39
Chegg Inc *	176	4
Chico's FAS *	7,300	36
Children's Place Inc/The *	812	30
Chipotle Mexican Grill Inc, Cl A *	232	322
Choice Hotels International Inc	113	13
Columbia Sportswear Co	891	78
Cracker Barrel Old Country Store Inc	323	31
Dana Inc	2,660	40
Darden Restaurants Inc	705	98
Dave & Buster's Entertainment Inc *	1,283	45
Deckers Outdoor Corp *	1,069	427
Denny's Corp *	2,500	23
Designer Brands Inc, Cl A	3,316	32
Dick's Sporting Goods Inc	1,054	127
Dillard's Inc, Cl A	594	192
Dollar General Corp	2,608	642
Dollar Tree Inc *	1,320	187
Domino's Pizza Inc	33	11
DoorDash, Cl A *	523	26
Dorman Products Inc *	128	10
DR Horton Inc	1,973	176
eBay Inc	20,542	852
Etsy Inc *	1,162	139
Expedia Group Inc *	389	34
Fisker *	2,626	19
Five Below Inc *	410	73
Floor & Decor Holdings Inc, Cl A *	232	16
Foot Locker Inc	1,308	49
Ford Motor Co	14,150	165
Fox Factory Holding Corp *	749	68
Frontdoor *	251	5
GameStop, Cl A *	2,040	38
Gap Inc/The	11,382	128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Garmin Ltd	418	$39
General Motors Co	5,975	201
Gentex Corp	440	12
Gentherm Inc *	184	12
Genuine Parts Co	67	12
Goodyear Tire & Rubber Co/The *	989	10
Graham Holdings Co, Cl B	78	47
Grand Canyon Education Inc *	121	13
Group 1 Automotive Inc	86	16
GrowGeneration *	2,599	10
Guess? Inc	2,341	48
H&R Block Inc	3,157	115
Hanesbrands Inc	13,319	85
Harley-Davidson Inc	306	13
Hasbro Inc	2,632	161
Helen of Troy Ltd *	57	6
Hilton Grand Vacations Inc *	3,016	116
Hilton Worldwide Holdings Inc	7,895	998
Home Depot Inc/The	13,012	4,110
Hyatt Hotels Corp, Cl A *	135	12
Installed Building Products Inc	694	59
iRobot Corp *	1,013	49
Jack in the Box Inc	658	45
Johnson Outdoors Inc, Cl A	659	44
KB Home	4,733	151
Kohl's Corp	1,859	47
Kontoor Brands Inc	1,282	51
La-Z-Boy Inc, Cl Z	1,597	36
LCI Industries	483	45
Lear Corp	6,486	804
Leggett & Platt Inc	222	7
Lennar Corp, Cl A	596	54
Lennar Corp, Cl B	171	13
LGI Homes Inc *	127	12
Liquidity Services *	2,249	32
LKQ Corp	317	17
Lowe's Cos Inc	13,214	2,633
Lululemon Athletica Inc *	1,171	375
M/I Homes Inc *	198	9
Macy's Inc	4,042	83
Malibu Boats Inc, Cl A *	202	11
Marriott International Inc/MD, Cl A	3,599	536
Marriott Vacations Worldwide Corp	394	53
Mattel Inc *	14,805	264
McDonald's Corp	11,361	2,994
Meritage Homes Corp *	794	73
Mohawk Industries Inc *	127	13
Monro Inc	626	28
Murphy USA Inc	422	118
National Vision Holdings Inc *	447	17
Newell Brands Inc	605	8
NIKE Inc, Cl B	17,693	2,070

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordstrom Inc	3,866	$62
Norwegian Cruise Line Holdings Ltd *	14,956	183
NVR Inc *	13	60
ODP Corp/The *	283	13
Ollie's Bargain Outlet Holdings Inc *	212	10
OneSpaWorld Holdings Ltd *	3,063	29
O'Reilly Automotive Inc *	677	571
Oxford Industries Inc	665	62
Papa John's International Inc	151	12
Peloton Interactive Inc, Cl A *	2,845	23
Penske Automotive Group Inc	957	110
PetMed Express Inc	366	6
Planet Fitness Inc, Cl A *	173	14
Polaris Inc	966	98
PulteGroup Inc	5,125	233
PVH Corp	108	8
Qurate Retail Inc *	1,412	2
Ralph Lauren Corp, Cl A	690	73
RealReal Inc/The *	5,091	6
Rent-A-Center Inc/TX, Cl A	1,764	40
Revolve Group, Cl A *	2,223	49
RH *	224	60
Rivian Automotive, Cl A *	1,274	23
Ross Stores Inc	3,209	372
Royal Caribbean Cruises Ltd *	8,804	435
Sally Beauty Holdings Inc *	2,794	35
SeaWorld Entertainment Inc *	251	13
Service Corp International/US	250	17
Shake Shack Inc, Cl A *	157	7
Signet Jewelers Ltd	2,402	163
Six Flags Entertainment Corp *	248	6
Sleep Number Corp *	1,033	27
Standard Motor Products Inc	943	33
Starbucks Corp	16,902	1,677
Steven Madden Ltd	1,178	38
Stitch Fix Inc, Cl A *	1,021	3
Strategic Education Inc	331	26
Stride Inc *	348	11
Tapestry Inc	2,803	107
Target Corp	6,577	980
Taylor Morrison Home Corp, Cl A *	12,743	387
Tempur Sealy International Inc	2,272	78
Tesla Inc *	31,772	3,914
Texas Roadhouse Inc, Cl A	889	81
Thor Industries Inc	106	8
TJX Cos Inc/The	14,736	1,173
Toll Brothers Inc	269	13
TopBuild Corp *	476	74
Topgolf Callaway Brands *	2,383	47
Tractor Supply Co	2,377	535
Travel + Leisure	3,358	122
Tri Pointe Homes *	3,236	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tupperware Brands Corp *	3,286	$14
Udemy *	3,378	36
Ulta Beauty Inc *	279	131
Under Armour Inc, Cl C *	556	5
Urban Outfitters Inc *	417	10
Vail Resorts Inc	46	11
VF Corp	4,023	111
Victoria's Secret *	212	8
Visteon Corp *	85	11
Wayfair Inc, Cl A *	320	11
Wendy's Co/The	11,419	258
Whirlpool Corp	638	90
Williams-Sonoma Inc	160	18
Wingstop Inc	582	80
Winnebago Industries Inc	191	10
Wolverine World Wide Inc	1,511	17
Workhorse Group Inc *	4,879	7
WW International Inc *	1,262	5
Wyndham Hotels & Resorts Inc	189	13
Yum! Brands Inc	8,356	1,070
Zumiez Inc *	1,593	35

		49,202
Consumer Staples — 6.5%
Andersons Inc/The	338	12
Archer-Daniels-Midland Co	5,103	474
B&G Foods Inc	862	10
BellRing Brands *	136	3
Beyond Meat Inc *	166	2
BJ's Wholesale Club Holdings Inc *	800	53
Bunge Ltd	1,596	159
Calavo Growers Inc	571	17
Campbell Soup Co	10,354	588
Casey's General Stores Inc	65	15
Celsius Holdings *	430	45
Chefs' Warehouse Inc/The *	1,366	45
Church & Dwight Co Inc	1,025	83
Clorox Co/The	2,716	381
Coca-Cola Co/The	47,053	2,993
Colgate-Palmolive Co	13,653	1,076
Conagra Brands Inc	14,479	560
Costco Wholesale Corp	5,215	2,381
Coty Inc, Cl A *	1,026	9
Darling Ingredients *	716	45
Edgewell Personal Care Co	310	12
elf Beauty *	1,902	105
Energizer Holdings Inc	231	8
Estee Lauder Cos Inc/The, Cl A	2,390	593
Flowers Foods Inc	555	16
Fresh Del Monte Produce Inc	1,442	38
General Mills Inc	13,887	1,164
Grocery Outlet Holding Corp *	263	8
Hain Celestial Group Inc/The *	461	7

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Herbalife Nutrition Ltd *	1,088	$16
Hershey Co/The	2,295	531
HF Foods Group Inc *	2,213	9
Hormel Foods Corp	4,797	218
Ingredion Inc	1,110	109
J M Smucker Co/The	6,494	1,029
Kellogg Co	6,713	478
Keurig Dr Pepper Inc	30,864	1,101
Kimberly-Clark Corp	6,484	880
Kraft Heinz Co/The	3,923	160
Kroger Co/The	17,094	762
Lamb Weston Holdings Inc	594	53
McCormick & Co Inc/MD	5,832	483
Medifast Inc	71	8
Mondelez International Inc, Cl A	17,402	1,160
Monster Beverage Corp *	2,566	260
National Beverage Corp *	344	16
PepsiCo Inc	23,874	4,313
Performance Food Group Co *	1,023	60
Pilgrim's Pride Corp *	355	8
Post Holdings Inc *	108	10
PriceSmart Inc	179	11
Procter & Gamble Co/The	29,205	4,426
SpartanNash Co	1,252	38
Spectrum Brands Holdings Inc	183	11
Sprouts Farmers Market Inc *	623	20
Sysco Corp	17,657	1,350
TreeHouse Foods Inc *	237	12
Tyson Foods Inc, Cl A	1,410	88
US Foods Holding Corp *	2,211	75
Vita Coco *	3,906	54
Walgreens Boots Alliance Inc	16,549	618
Walmart Inc	17,088	2,423

		31,692
Energy — 5.1%
Antero Midstream Corp	7,912	85
APA Corp	273	13
Baker Hughes Co, Cl A	4,496	133
Cactus Inc, Cl A	1,525	77
Callon Petroleum *	2,548	95
ChampionX Corp	383	11
Cheniere Energy Inc	1,963	294
Chevron Corp	24,126	4,331
Clean Energy Fuels *	4,579	24
CNX Resources Corp *	1,745	29
ConocoPhillips	25,233	2,977
Coterra Energy	7,300	179
Denbury *	630	55
Devon Energy Corp	5,867	361
Diamondback Energy Inc	853	117
Dril-Quip Inc *	1,072	29
DT Midstream	405	22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EOG Resources Inc	5,951	$771
EQT Corp	2,732	92
Equitrans Midstream Corp	2,185	15
Expro Group Holdings *	1,529	28
Exxon Mobil Corp	52,023	5,738
Gevo *	26,517	50
Golar LNG Ltd *	3,888	89
Halliburton Co	5,660	223
Helix Energy Solutions Group *	10,917	81
Helmerich & Payne Inc	1,494	74
Hess Corp	4,195	595
HF Sinclair	3,119	162
International Seaways Inc	642	24
Kinder Morgan Inc	32,576	589
Kinetik Holdings, Cl A	310	10
Kosmos Energy Ltd *	44,503	283
Magnolia Oil & Gas Corp, Cl A	1,806	42
Marathon Oil Corp	5,472	148
Marathon Petroleum Corp	7,000	815
Murphy Oil Corp	449	19
Nabors Industries Ltd *	367	57
NOV Inc	482	10
Occidental Petroleum Corp	8,202	517
Oceaneering International Inc *	3,376	59
ONEOK Inc	3,505	230
Ovintiv	1,009	51
Patterson-UTI Energy Inc	4,952	83
PBF Energy Inc, Cl A	494	20
Phillips 66	5,367	559
Pioneer Natural Resources Co	2,260	516
Range Resources Corp	2,413	60
RPC Inc	1,226	11
Schlumberger Ltd	39,202	2,096
SM Energy	5,146	179
Southwestern Energy Co *	21,739	127
Targa Resources Corp	11,252	827
Teekay Tankers, Cl A *	1,755	54
Tellurian *	11,904	20
Texas Pacific Land	29	68
Uranium Energy *	15,244	59
Valero Energy Corp	4,715	598
Williams Cos Inc/The	11,002	362

		25,243
Financials — 12.4%
Affiliated Managers Group Inc	910	144
Aflac Inc	4,907	353
AGNC Investment Corp ‡	2,838	29
Allstate Corp/The	3,458	469
Ally Financial Inc	1,575	38
Amalgamated Financial	2,110	49
American Express Co	9,360	1,383
American Financial Group Inc/OH	89	12

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American International Group Inc	6,597	$417
Ameriprise Financial Inc	1,250	389
Ameris Bancorp	1,129	53
AMERISAFE Inc	743	39
Annaly Capital Management ‡	9,784	206
Aon PLC, Cl A	3,101	931
Apollo Commercial Real Estate Finance Inc ‡	2,686	29
Apollo Global Management	2,091	133
Arch Capital Group Ltd *	2,404	151
Ares Management, Cl A	632	43
Argo Group International Holdings Ltd	750	19
Arthur J Gallagher & Co	1,610	304
Artisan Partners Asset Management Inc, Cl A	1,589	47
AssetMark Financial Holdings *	1,796	41
Associated Banc-Corp	4,274	99
Assurant Inc	87	11
Assured Guaranty Ltd	994	62
Atlantic Union Bankshares Corp	1,302	46
Axis Capital Holdings Ltd	825	45
Axos Financial Inc *	310	12
Bank of America Corp	87,545	2,899
Bank of Hawaii Corp	1,051	81
Bank of Marin Bancorp	1,079	35
Bank of New York Mellon Corp/The	12,656	576
Bank of NT Butterfield & Son Ltd/The	1,324	39
Bank OZK	366	15
BankUnited Inc	346	12
Banner Corp	851	54
Berkshire Hathaway Inc, Cl B *	21,623	6,679
Berkshire Hills Bancorp Inc	1,501	45
BGC Partners Inc, Cl A	8,389	32
BlackRock Inc, Cl A	1,878	1,331
Blackstone	6,935	514
BOK Financial Corp	568	59
Bread Financial Holdings	1,335	50
Brighthouse Financial Inc *	268	14
Brown & Brown Inc	290	17
Cadence Bank	1,525	38
Capital One Financial Corp	3,914	364
Capitol Federal Financial Inc	3,529	31
Carlyle Group	923	28
Cathay General Bancorp	1,291	53
Cboe Global Markets Inc	99	12
Central Pacific Financial Corp	1,651	33
Charles Schwab Corp/The	16,432	1,368
Chimera Investment Corp ‡	2,402	13
Chubb Ltd	6,169	1,361
Cincinnati Financial Corp	891	91
Citigroup Inc	24,313	1,100
Citizens Financial Group Inc	3,587	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
City Holding Co	607	$56
CME Group Inc, Cl A	4,726	795
CNA Financial Corp	253	11
Cohen & Steers Inc	764	49
Coinbase Global, Cl A *	850	30
Comerica Inc	1,232	82
Commerce Bancshares Inc/MO	1,722	117
Community Bank System Inc	710	45
ConnectOne Bancorp Inc	1,891	46
Credit Acceptance Corp *	177	84
Cullen/Frost Bankers Inc	850	114
Dime Community Bancshares	1,467	47
Discover Financial Services	11,446	1,120
Eagle Bancorp Inc	1,035	46
East West Bancorp Inc	1,710	113
eHealth Inc *	512	2
Ellington Financial Inc ‡	2,748	34
Enterprise Financial Services Corp	1,063	52
Equitable Holdings Inc	432	12
Erie Indemnity Co, Cl A	433	108
Essent Group Ltd	970	38
Evercore Inc, Cl A	659	72
Everest Re Group Ltd	179	59
Eversource Energy	10,983	921
F&G Annuities & Life	72	1
FactSet Research Systems Inc	306	123
FB Financial Corp	1,250	45
Federal Agricultural Mortgage Corp, Cl C	119	13
Federated Hermes Inc, Cl B	1,492	54
Fidelity National Financial Inc	1,063	40
Fifth Third Bancorp	4,599	151
First American Financial Corp	814	43
First BanCorp/Puerto Rico	821	10
First Busey Corp	1,790	44
First Citizens BancShares Inc/NC, Cl A	159	121
First Commonwealth Financial Corp	3,365	47
First Financial Bancorp	1,921	47
First Financial Bankshares Inc	1,378	47
First Hawaiian Inc	3,126	81
First Horizon	6,041	148
First Interstate BancSystem, Cl A	1,171	45
First Merchants Corp	1,182	49
First Republic Bank/CA	1,080	132
FirstCash Holdings	612	53
FNB Corp/PA	3,907	51
Franklin Resources Inc	6,856	181
Fulton Financial Corp	2,789	47
Genworth Financial Inc, Cl A *	10,439	55
German American Bancorp Inc	1,414	53
Globe Life Inc	108	13
Goldman Sachs Group Inc/The	3,960	1,360
Goosehead Insurance Inc, Cl A *	215	7

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hancock Whitney Corp	1,142	$55
Hannon Armstrong Sustainable Infrastructure Capital Inc	20,833	604
Hanover Insurance Group Inc/The	124	17
HarborOne Bancorp Inc	861	12
Hartford Financial Services Group Inc/The	1,006	76
Heartland Financial USA Inc	1,003	47
Heritage Financial Corp/WA	1,744	53
Home BancShares Inc/AR	2,523	57
HomeStreet Inc	309	9
Hope Bancorp Inc	3,233	41
Horace Mann Educators Corp	1,125	42
Houlihan Lokey Inc, Cl A	192	17
Huntington Bancshares Inc/OH	9,540	134
Independent Bank Corp	580	49
Independent Bank Group Inc	846	51
Intercontinental Exchange Inc	5,170	530
Invesco Ltd	18,276	329
Invesco Mortgage Capital ‡	323	4
James River Group Holdings Ltd	1,180	25
Janus Henderson Group	1,207	28
Jefferies Financial Group Inc	2,313	79
JPMorgan Chase & Co	35,839	4,806
KeyCorp	12,904	225
Kinsale Capital Group Inc	73	19
KKR & Co Inc	3,222	150
KKR Real Estate Finance Trust Inc ‡	2,440	34
Lakeland Bancorp Inc	2,890	51
Lazard Ltd, Cl A	2,316	80
Lemonade *	1,665	23
LendingTree Inc *	175	4
Lincoln National Corp	3,621	111
Loews Corp	222	13
LPL Financial Holdings Inc	1,036	224
M&T Bank Corp	1,519	220
MarketAxess Holdings Inc	144	40
Marsh & McLennan Cos Inc	13,132	2,173
Mercury General Corp	233	8
MetLife Inc	6,576	476
MFA Financial ‡	1,584	16
MGIC Investment Corp	3,455	45
Moelis & Co, Cl A	1,564	60
Moody's Corp	3,947	1,100
Morgan Stanley	28,589	2,431
Morningstar Inc	67	14
Mr Cooper Group Inc *	335	13
MSCI Inc, Cl A	635	295
Nasdaq Inc	7,134	438
NBT Bancorp Inc	1,213	53
Nelnet Inc, Cl A	145	13
New York Community Bancorp Inc	951	8
New York Mortgage Trust Inc ‡	7,776	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NMI Holdings Inc, Cl A *	1,470	$31
Northern Trust Corp	7,549	668
Northfield Bancorp Inc	2,868	45
OFG Bancorp	2,119	58
Old National Bancorp/IN	5,093	92
OneMain Holdings Inc, Cl A	258	9
Orchid Island Capital, Cl A ‡	3,472	36
Pacific Premier Bancorp Inc	3,188	101
PacWest Bancorp	1,283	29
Palomar Holdings Inc, Cl A *	145	7
Pathward Financial	266	11
PennyMac Mortgage Investment Trust ‡	18,482	229
Pinnacle Financial Partners Inc	1,489	109
PNC Financial Services Group Inc/The	5,690	899
Popular Inc	1,507	100
PRA Group Inc *	1,320	45
Primerica	323	46
Principal Financial Group Inc	662	56
ProAssurance Corp	1,351	24
PROG Holdings Inc *	832	14
Progressive Corp/The	6,231	808
Prosperity Bancshares Inc	1,192	87
Provident Financial Services Inc	1,988	42
Prudential Financial Inc	15,519	1,544
Radian Group Inc	1,924	37
Raymond James Financial Inc	1,949	208
Redwood Trust Inc ‡	2,992	20
Regional Management	872	24
Regions Financial Corp	62,324	1,344
Reinsurance Group of America Inc, Cl A	578	82
RenaissanceRe Holdings Ltd	248	46
Renasant Corp	1,366	51
Rithm Capital ‡	1,403	11
RLI Corp	545	72
S&P Global Inc	7,141	2,392
S&T Bancorp Inc	1,247	43
Sandy Spring Bancorp Inc	1,350	48
Seacoast Banking Corp of Florida	1,616	50
ServisFirst Bancshares Inc	187	13
Signature Bank/New York NY	676	78
Silvergate Capital, Cl A *	716	12
SLM Corp	8,316	138
SouthState	216	16
Starwood Property Trust Inc ‡	2,000	37
State Street Corp	9,970	773
Stellar Bancorp	1,869	55
Stifel Financial Corp	245	14
SVB Financial Group *	439	101
Synchrony Financial	4,720	155
Synovus Financial Corp	1,267	48
T Rowe Price Group Inc	2,711	296
Texas Capital Bancshares Inc *	822	50

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFS Financial Corp	573	$8
TPG RE Finance Trust Inc ‡	2,439	17
Travelers Cos Inc/The	2,743	514
TriCo Bancshares	1,219	62
Triumph Financial *	822	40
Truist Financial Corp	14,236	613
Trustmark Corp	1,410	49
Two Harbors Investment ‡	1,597	25
UMB Financial Corp	715	60
Umpqua Holdings Corp	2,753	49
Univest Financial Corp	1,820	48
Unum Group	1,638	67
Upstart Holdings *	1,290	17
US Bancorp	12,299	536
Valley National Bancorp	4,269	48
Veritex Holdings Inc	348	10
Virtu Financial Inc, Cl A	3,026	62
W R Berkley Corp	247	18
Walker & Dunlop Inc	749	59
Washington Trust Bancorp Inc	924	44
Webster Financial Corp	2,008	95
Wells Fargo & Co	37,515	1,549
Westamerica BanCorp	731	43
Western Alliance Bancorp	1,801	107
Willis Towers Watson PLC	907	222
Wintrust Financial Corp	708	60
Zions Bancorp NA	1,771	87

		60,988
Health Care — 15.1%
10X Genomics, Cl A *	954	35
Abbott Laboratories	27,119	2,977
AbbVie Inc	25,124	4,060
Acadia Healthcare Co Inc *	220	18
Accolade *	956	7
AdaptHealth, Cl A *	2,632	51
Adaptive Biotechnologies Corp *	1,704	13
Addus HomeCare Corp *	495	49
Agilent Technologies Inc	7,874	1,178
Agios Pharmaceuticals Inc *	1,062	30
Alector Inc *	2,628	24
Align Technology Inc *	691	146
Allogene Therapeutics Inc *	1,838	12
Alnylam Pharmaceuticals Inc *	1,202	286
Amedisys Inc *	56	5
American Well, Cl A *	10,093	29
AmerisourceBergen Corp, Cl A	589	98
Amgen Inc	7,498	1,969
Amicus Therapeutics Inc *	5,193	63
AMN Healthcare Services Inc *	832	86
AnaptysBio *	1,908	59
Anika Therapeutics Inc *	920	27
Apellis Pharmaceuticals Inc *	246	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apollo Medical Holdings Inc *	344	$10
Arcturus Therapeutics Holdings *	483	8
Arcus Biosciences Inc *	2,371	49
Arrowhead Pharmaceuticals Inc *	251	10
Arvinas Inc *	1,298	44
Atara Biotherapeutics Inc *	3,254	11
AtriCure *	1,029	46
Atrion Corp	71	40
Avanos Medical Inc *	301	8
Avantor Inc *	1,656	35
Avidity Biosciences *	2,388	53
Avista Public Acquisition II, Cl W *	2,263	8
Axonics Inc *	351	22
Axsome Therapeutics Inc *	618	48
Azenta *	207	12
Baxter International Inc	12,373	631
Becton Dickinson and Co	4,437	1,128
BioCryst Pharmaceuticals Inc *	1,030	12
Biogen Inc *	2,874	796
Biohaven *	45	1
BioLife Solutions *	2,163	39
BioMarin Pharmaceutical Inc *	1,042	108
Bio-Rad Laboratories Inc, Cl A *	32	13
Bio-Techne Corp	212	18
Bluebird Bio Inc *	645	4
Boston Scientific Corp *	16,399	759
Bridgebio Pharma Inc *	241	2
Bristol-Myers Squibb Co	34,297	2,468
Brookdale Senior Living Inc *	7,397	20
Bruker Corp	233	16
Cara Therapeutics Inc *	2,942	32
Cardinal Health Inc	2,213	170
CareDx *	6,310	72
Cassava Sciences *	614	18
Castle Biosciences *	730	17
Catalent Inc *	949	43
Catalyst Pharmaceuticals Inc *	11,416	212
Centene Corp *	4,805	394
Charles River Laboratories International Inc *	77	17
Chemed Corp	114	58
Cigna Corp	7,185	2,381
Collegium Pharmaceutical *	2,915	68
Cooper Cos Inc/The	236	78
Corcept Therapeutics Inc *	3,878	79
CorVel Corp *	125	18
Crinetics Pharmaceuticals Inc *	2,310	42
CryoPort *	871	15
CVS Health Corp	19,003	1,771
Cytokinetics Inc *	7,134	327
Danaher Corp	7,586	2,013
DaVita Inc *	160	12

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deciphera Pharmaceuticals Inc *	716	$12
Denali Therapeutics Inc *	2,631	73
DENTSPLY SIRONA Inc	3,113	99
Dexcom *	3,388	384
Dynavax Technologies Corp *	8,733	93
Eagle Pharmaceuticals Inc/DE *	1,045	31
Editas Medicine Inc, Cl A *	1,596	14
Edwards Lifesciences Corp *	8,484	633
Elanco Animal Health Inc *	398	5
Elevance Health	5,325	2,732
Eli Lilly	11,234	4,110
Embecta	887	22
Emergent BioSolutions Inc *	950	11
Enanta Pharmaceuticals Inc *	785	37
Encompass Health Corp	164	10
Enhabit *	82	1
Enovis *	485	26
Envista Holdings Corp *	317	11
Esperion Therapeutics Inc *	962	6
Exact Sciences Corp *	930	46
Exelixis Inc *	4,344	70
Fate Therapeutics Inc *	3,277	33
FibroGen Inc *	1,053	17
Fulgent Genetics *	853	25
Gilead Sciences Inc	14,228	1,222
Glaukos Corp *	167	7
Globus Medical Inc, Cl A *	179	13
Gossamer Bio Inc *	3,279	7
Halozyme Therapeutics Inc *	2,641	150
HCA Healthcare Inc	2,314	555
Health Catalyst Inc *	1,594	17
HealthEquity Inc *	673	41
Henry Schein Inc *	2,612	209
Heron Therapeutics Inc *	1,977	5
Heska Corp *	69	4
Hologic Inc *	927	69
Horizon Therapeutics PLC *	1,437	164
Humana Inc	1,261	646
ICU Medical Inc *	62	10
Ideaya Biosciences *	4,068	74
IDEXX Laboratories Inc *	707	288
IGM Biosciences *	1,084	18
Illumina Inc *	3,200	647
ImmunityBio *	12,691	64
Inari Medical *	419	27
Incyte Corp *	1,063	85
Innoviva Inc *	3,557	47
Inogen Inc *	706	14
Inovio Pharmaceuticals Inc *	2,095	3
Insmed Inc *	2,129	43
Inspire Medical Systems Inc *	110	28
Insulet Corp *	65	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integer Holdings Corp *	625	$43
Integra LifeSciences Holdings Corp *	188	11
Intellia Therapeutics *	1,231	43
Intercept Pharmaceuticals Inc *	417	5
Intra-Cellular Therapies Inc *	3,894	206
Intuitive Surgical Inc *	4,209	1,117
Invitae Corp *	54,164	101
Ionis Pharmaceuticals Inc *	782	30
Iovance Biotherapeutics Inc *	8,304	53
IQVIA Holdings Inc *	1,378	282
iRhythm Technologies *	210	20
Ironwood Pharmaceuticals Inc, Cl A *	3,844	48
Johnson & Johnson	32,711	5,778
Karuna Therapeutics Inc *	118	23
Karyopharm Therapeutics Inc *	2,929	10
Kezar Life Sciences *	10,142	71
Kiniksa Pharmaceuticals Ltd, Cl A *	801	12
Kodiak Sciences Inc *	1,218	9
Krystal Biotech Inc *	823	65
Kura Oncology Inc *	3,438	43
Laboratory Corp of America Holdings	515	121
Lantheus Holdings Inc *	2,408	123
LHC Group Inc *	57	9
Ligand Pharmaceuticals Inc *	462	31
LivaNova PLC *	657	36
MacroGenics Inc *	1,782	12
Madrigal Pharmaceuticals Inc *	531	154
McKesson Corp	1,233	463
MeiraGTx Holdings *	4,240	28
Merck & Co Inc	36,681	4,070
Meridian Bioscience Inc *	1,293	43
Mersana Therapeutics *	13,514	79
Mettler-Toledo International Inc *	1,016	1,469
Mirati Therapeutics Inc *	429	19
Moderna Inc *	4,368	785
Myriad Genetics Inc *	1,860	27
Natera Inc *	229	9
National Research Corp	779	29
Nektar Therapeutics, Cl A *	2,328	5
Neogen Corp *	300	5
Neurocrine Biosciences Inc *	1,089	130
Nevro Corp *	83	3
NextGen Healthcare Inc *	3,392	64
Novavax Inc *	816	8
Novocure *	224	16
Ocugen *	19,686	26
Omnicell *	466	23
Option Care Health Inc *	648	20
OraSure Technologies Inc *	6,042	29
Organon	649	18
Pediatrix Medical Group *	417	6
Pennant Group Inc/The *	1,609	18

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penumbra Inc *	72	$16
PerkinElmer Inc	120	17
Pfizer Inc	73,662	3,774
Phreesia Inc *	361	12
Premier Inc, Cl A	2,266	79
Protagonist Therapeutics *	1,083	12
PTC Therapeutics Inc *	1,021	39
QIAGEN NV *	2,338	117
Quest Diagnostics Inc	865	135
Reata Pharmaceuticals Inc, Cl A *	537	20
Regeneron Pharmaceuticals Inc *	1,105	797
Repligen Corp *	553	94
ResMed Inc	2,930	610
Revance Therapeutics Inc *	3,056	56
Rocket Pharmaceuticals *	932	18
Sage Therapeutics Inc *	516	20
Sangamo Therapeutics Inc *	1,002	3
Sarepta Therapeutics Inc *	87	11
Seagen Inc *	750	96
Shockwave Medical Inc *	452	93
Simulations Plus Inc	1,477	54
STAAR Surgical Co *	2,233	108
Stryker Corp	3,476	850
Supernus Pharmaceuticals Inc *	2,174	78
Surmodics Inc *	1,169	40
Tactile Systems Technology Inc *	728	8
Tandem Diabetes Care Inc *	144	6
Teladoc Health Inc *	2,033	48
Teleflex Inc	742	185
Tenon Medical *	21,009	33
TG Therapeutics Inc *	4,916	58
Theravance Biopharma Inc *	2,200	25
Thermo Fisher Scientific Inc	4,827	2,658
Travere Therapeutics *	3,434	72
Twist Bioscience Corp *	606	14
Ultragenyx Pharmaceutical Inc *	1,143	53
United Therapeutics Corp *	559	156
UnitedHealth Group Inc	11,675	6,190
Universal Health Services Inc, Cl B	80	11
US Physical Therapy Inc	428	35
Utah Medical Products	515	52
Varex Imaging Corp *	1,631	33
Veeva Systems Inc, Cl A *	1,157	187
Veradigm *	3,611	64
Vericel *	1,218	32
Vertex Pharmaceuticals Inc *	3,305	954
Viatris Inc, Cl W *	1,277	14
Waters Corp *	395	135
West Pharmaceutical Services Inc	1,875	441
Xencor *	1,686	44
Y-mAbs Therapeutics *	3,117	15
Zentalis Pharmaceuticals *	497	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	3,501	$446
Zimvie *	350	3
Zoetis Inc, Cl A	6,022	883

		74,330
Industrials — 8.3%
3M Co	10,841	1,300
A O Smith Corp	1,708	98
AAON Inc	192	14
AAR Corp *	1,101	49
ABM Industries Inc	1,349	60
ACCO Brands Corp	5,214	29
Acuity Brands Inc	84	14
AECOM	6,633	563
AerSale *	3,461	56
AGCO Corp	149	21
Air Lease Corp, Cl A	1,053	40
Alamo Group Inc	86	12
Alaska Air Group Inc *	9,238	397
Albany International Corp, Cl A	652	64
Allegion PLC	855	90
Allison Transmission Holdings Inc	1,870	78
Altra Industrial Motion Corp	260	16
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	23
AMETEK Inc	1,369	191
Apogee Enterprises Inc	1,229	55
Applied Industrial Technologies Inc	745	94
ArcBest Corp	336	24
Arcosa Inc	1,128	61
Argan Inc	1,315	48
Armstrong World Industries Inc	161	11
ASGN Inc *	146	12
Astec Industries Inc	204	8
Astronics *	3,653	38
Atkore *	453	51
Avis Budget Group Inc *	1,282	210
Axon Enterprise Inc *	1,678	278
AZZ Inc	1,071	43
Barnes Group Inc	807	33
Blink Charging *	1,491	16
Bloom Energy Corp, Cl A *	4,597	88
Brady Corp, Cl A	9,852	464
Brink's Co/The	540	29
Cadre Holdings	2,060	41
Carlisle Cos Inc	311	73
Carrier Global Corp	6,184	255
CBIZ Inc *	1,805	85
CH Robinson Worldwide Inc	148	14
Chart Industries Inc *	142	16
Cintas Corp	1,907	861
CIRCOR International Inc *	1,110	27
Clean Harbors Inc *	137	16

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comfort Systems USA Inc	988	$114
Construction Partners Inc, Cl A *	391	10
Copa Holdings SA, Cl A *	469	39
Copart Inc *	2,568	156
CoStar Group Inc *	3,260	252
Crane Holdings	135	14
CSW Industrials Inc	116	13
CSX Corp	29,082	901
Cummins Inc	3,179	770
Curtiss-Wright Corp	1,789	299
Deere & Co	4,735	2,030
Delta Air Lines Inc *	35,179	1,156
Deluxe Corp	981	17
Donaldson Co Inc	202	12
Dover Corp	383	52
Dycom Industries Inc *	1,064	100
Eaton Corp PLC	12,068	1,894
EMCOR Group Inc	565	84
Emerson Electric Co	6,592	633
Enerpac Tool Group, Cl A	2,369	60
EnerSys	664	49
EnPro Industries Inc	738	80
Equifax Inc	64	12
Esab	485	23
ESCO Technologies Inc	568	50
ESS Tech *	12,723	31
Expeditors International of Washington Inc	1,163	121
Exponent Inc	135	13
Fastenal Co	242	11
Federal Signal Corp	1,560	72
FedEx Corp	2,712	470
Flowserve Corp	239	7
Fluor Corp *	4,373	152
Forrester Research Inc *	1,169	42
Fortune Brands Innovations	174	10
Forward Air Corp	144	15
Franklin Electric Co Inc	180	14
FTC Solar *	10,081	27
FTI Consulting Inc *	443	70
FuelCell Energy *	8,509	24
Generac Holdings Inc *	203	20
General Electric	11,119	932
Gibraltar Industries Inc *	164	8
Graco Inc	223	15
GrafTech International Ltd	954	5
Granite Construction Inc	1,780	62
Great Lakes Dredge & Dock Corp *	4,289	26
Greenbrier Cos Inc/The	1,583	53
GXO Logistics *	1,041	44
Hawaiian Holdings Inc *	1,619	17
Healthcare Services Group Inc	422	5
HEICO Corp	4,351	668

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HEICO Corp, Cl A	3,221	$386
Helios Technologies Inc	1,091	59
Herc Holdings Inc	1,012	133
Hexcel Corp	20,095	1,183
Hillenbrand Inc	300	13
HNI Corp	1,268	36
Howmet Aerospace Inc	7,379	291
Hubbell Inc, Cl B	78	18
Hyliion Holdings *	4,149	10
IAA Inc *	253	10
ICF International Inc	545	54
IDEX Corp	68	16
Illinois Tool Works Inc	8,979	1,978
Ingersoll Rand Inc	355	19
Insperity Inc	592	67
Interface Inc, Cl A	15,150	150
ITT Inc	1,404	114
JB Hunt Transport Services Inc	437	76
JetBlue Airways Corp *	837	5
John Bean Technologies Corp	439	40
Kadant Inc	65	12
Kaman Corp	55,761	1,243
KAR Auction Services Inc *	2,303	30
Kelly Services Inc, Cl A	2,214	37
Kennametal Inc	1,343	32
Kforce Inc	444	24
Kimball International, Cl B	4,936	32
Kirby Corp *	1,032	66
Knight-Swift Transportation Holdings Inc, Cl A	1,357	71
Korn Ferry	1,193	60
Landstar System Inc	83	14
Lennox International Inc	44	11
Li-Cycle Holdings *	8,390	40
Lincoln Electric Holdings Inc	1,027	148
Lindsay Corp	91	15
Lyft Inc, Cl A *	240	3
ManpowerGroup Inc	3,586	298
Marten Transport Ltd	592	12
Masco Corp	245	11
Masterbrand *	174	1
Matson Inc	1,273	80
Maxar Technologies Inc	10,873	563
McGrath RentCorp	666	66
MDU Resources Group Inc	386	12
Middleby Corp/The *	103	14
MillerKnoll	2,900	61
MRC Global Inc *	3,597	42
MSC Industrial Direct Co Inc, Cl A	1,115	91
Nordson Corp	600	143
Norfolk Southern Corp	2,628	648
NOW Inc *	4,359	55

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NV5 Global Inc *	202	$27
Old Dominion Freight Line Inc	42	12
Omega Flex Inc	70	7
Oshkosh Corp	2,762	244
Otis Worldwide Corp	2,457	192
Owens Corning	4,958	423
PACCAR Inc	1,967	195
Park Aerospace	4,245	57
Parker-Hannifin Corp	1,231	358
Parsons Corp *	1,198	55
Pentair PLC	245	11
Pitney Bowes Inc	11,792	45
Plug Power Inc *	4,368	54
Proto Labs Inc *	91	2
Quanta Services Inc	2,291	326
RBC Bearings Inc *	64	13
Redwire *	15,060	30
Regal Rexnord	1,068	128
Republic Services Inc, Cl A	969	125
Resideo Technologies Inc *	448	7
Robert Half International Inc	806	60
Rockwell Automation Inc	1,620	417
Rollins Inc	3,532	129
RXO *	1,041	18
Ryder System Inc	1,425	119
Saia Inc *	96	20
Schneider National Inc, Cl B	521	12
Shoals Technologies Group, Cl A *	697	17
Shyft Group Inc/The	429	11
Simpson Manufacturing Co Inc	643	57
SiteOne Landscape Supply *	361	42
Snap-on Inc	318	73
Southwest Airlines Co	322	11
SP Plus Corp *	1,169	41
Spirit AeroSystems Holdings Inc, Cl A	22,727	673
Spirit Airlines Inc	1,221	24
SPX Technologies *	999	66
Stanley Black & Decker Inc	1,349	101
Steelcase Inc, Cl A	2,620	19
Stem *	5,869	52
Stericycle Inc *	179	9
Sunrun Inc *	1,979	48
Tennant Co	639	39
Terex Corp	341	15
Tetra Tech Inc	564	82
Timken Co/The	204	14
Toro Co/The	1,175	133
TPI Composites Inc *	472	5
TransUnion	135	8
Trex Co Inc *	1,134	48
Trinity Industries Inc	511	15
Triton International	827	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Triumph Group Inc *	1,853	$19
TrueBlue Inc *	6,957	136
Uber Technologies Inc *	6,259	155
UFP Industries Inc	196	16
U-Haul Holding	28	2
U-Haul Holding, Cl B	252	14
UniFirst Corp/MA	235	45
Union Pacific Corp	7,120	1,474
United Airlines Holdings Inc *	289	11
United Parcel Service Inc, Cl B	8,569	1,490
United Rentals Inc *	1,692	601
Univar Solutions Inc *	476	15
Upwork *	3,753	39
Valmont Industries Inc	76	25
Verisk Analytics Inc, Cl A	1,729	305
Virgin Galactic Holdings Inc *	141,653	493
Wabash National Corp	3,217	73
Waste Management Inc	6,467	1,015
Watsco Inc	52	13
Watts Water Technologies Inc, Cl A	507	74
WESCO International Inc *	3,661	458
Westinghouse Air Brake Technologies Corp	465	46
WillScot Mobile Mini Holdings Corp, Cl A *	590	27
Woodward Inc	139	13
WW Grainger Inc	2,502	1,392
XPO *	1,041	35
Xylem Inc/NY	12,451	1,377
Zurn Elkay Water Solutions	1,629	34

		40,561
Information Technology — 24.7%
8x8 Inc *	2,725	12
Accenture PLC, Cl A	11,297	3,014
ACI Worldwide Inc *	1,373	32
Adeia	2,351	22
Adobe Inc *	8,356	2,812
ADTRAN Holdings	979	18
Advanced Energy Industries Inc	725	62
Advanced Micro Devices Inc *	18,853	1,221
Affirm Holdings, Cl A *	2,309	22
Agilysys Inc *	323	26
Akamai Technologies Inc *	7,949	670
Akoustis Technologies Inc *	2,669	8
Alarm.com Holdings Inc *	1,192	59
Altair Engineering Inc, Cl A *	269	12
Alteryx Inc, Cl A *	635	32
Ambarella Inc *	160	13
Amdocs Ltd *	3,632	330
Amkor Technology Inc	3,864	93
Amphenol Corp, Cl A	4,648	354
Analog Devices Inc	5,627	923
ANSYS Inc *	683	165
Appian Corp, Cl A *	1,246	41

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Inc	196,636	$25,549
Applied Materials Inc	13,913	1,355
Arista Networks Inc *	3,072	373
Arlo Technologies *	7,542	26
Arrow Electronics Inc *	2,084	218
Asana, Cl A *	3,091	43
Aspen Technology *	173	36
Atlassian, Cl A *	1,043	134
Autodesk Inc *	3,559	665
Automatic Data Processing Inc	9,709	2,319
Avnet Inc	325	13
Axcelis Technologies Inc *	2,104	167
Badger Meter Inc	775	84
Belden Inc	900	65
Benchmark Electronics Inc	1,447	39
Bentley Systems, Cl B	1,422	53
BigCommerce Holdings *	3,803	33
Bill.com Holdings Inc *	1,644	179
Black Knight Inc *	1,569	97
Blackbaud Inc *	629	37
Blackline Inc *	185	12
Block, Cl A *	4,127	259
Box Inc, Cl A *	539	17
Broadcom Inc	4,787	2,677
Broadridge Financial Solutions Inc	720	97
Cadence Design Systems Inc *	2,312	371
Cass Information Systems Inc	865	40
CDW Corp/DE	806	144
Cerence Inc *	493	9
Ceridian HCM Holding Inc *	792	51
Ciena Corp *	1,223	62
Cirrus Logic Inc *	640	48
Cisco Systems Inc	73,242	3,489
Cloudflare, Cl A *	1,522	69
Cognex Corp	203	10
Cognizant Technology Solutions Corp, Cl A	8,315	476
Coherent *	265	9
Cohu Inc *	2,351	75
CommScope Holding Co Inc *	7,086	52
CommVault Systems Inc *	219	14
Concentrix	387	52
Consensus Cloud Solutions *	180	10
Corning Inc	6,104	195
Coupa Software Inc *	970	77
Crowdstrike Holdings Inc, Cl A *	1,523	160
CSG Systems International Inc	965	55
CTS Corp	301	12
Datadog Inc, Cl A *	1,589	117
Dell Technologies Inc, Cl C	4,108	165
Diebold Nixdorf Inc *	4,695	7
Digital Turbine Inc *	4,674	71
DocuSign Inc, Cl A *	1,618	90

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	731	$52
Domo Inc, Cl B *	297	4
Dropbox Inc, Cl A *	2,914	65
Dynatrace Inc *	465	18
Ebix Inc	299	6
Elastic NV *	183	9
Enphase Energy Inc *	2,249	596
Entegris Inc	1,018	67
Envestnet Inc *	717	44
EPAM Systems Inc *	121	40
Euronet Worldwide Inc *	74	7
Everbridge Inc *	1,814	54
EVERTEC Inc	1,569	51
ExlService Holdings Inc *	136	23
Extreme Networks Inc *	6,878	126
F5 Inc *	578	83
Fair Isaac Corp *	299	179
Fastly Inc, Cl A *	905	7
Fidelity National Information Services Inc	7,874	534
First Solar Inc *	3,538	530
Fiserv Inc *	5,664	572
Five9 Inc *	93	6
FleetCor Technologies Inc *	277	51
FormFactor Inc *	353	8
Fortinet Inc *	4,535	222
Gartner *	326	110
Gen Digital	4,737	102
Genpact Ltd	6,870	318
Global Payments Inc	2,965	294
Globant SA *	271	46
GoDaddy Inc, Cl A *	1,102	82
Guidewire Software Inc *	109	7
Hackett Group Inc/The	3,129	64
HubSpot Inc *	322	93
Ichor Holdings Ltd *	486	13
Infinera Corp *	6,579	44
Insight Enterprises Inc *	132	13
Intel Corp	51,878	1,371
InterDigital Inc	917	45
International Business Machines Corp	13,123	1,849
Intuit Inc	3,714	1,446
IPG Photonics Corp *	558	53
Itron Inc *	588	30
Jabil Inc	6,948	474
Jack Henry & Associates Inc	636	112
Juniper Networks Inc	7,826	250
Keysight Technologies Inc *	8,857	1,515
Kimball Electronics *	2,142	48
KLA Corp	1,904	718
Knowles Corp *	2,314	38
Kulicke & Soffa Industries	764	34
Kyndryl Holdings *	2,624	29

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lam Research Corp	3,493	$1,468
Lattice Semiconductor Corp *	369	24
Littelfuse Inc	60	13
Lumentum Holdings Inc *	660	34
Manhattan Associates Inc *	1,278	155
Marathon Digital Holdings *	3,468	12
Marvell Technology	7,143	265
Mastercard Inc, Cl A	12,101	4,208
Matterport *	11,962	33
Maximus	682	50
Microchip Technology Inc	3,873	272
Micron Technology Inc	11,221	561
Microsoft Corp	99,587	23,883
MicroStrategy Inc, Cl A *	69	10
MicroVision *	2,858	7
MKS Instruments Inc	103	9
MongoDB Inc, Cl A *	574	113
Monolithic Power Systems Inc	64	23
N-Able *	317	3
National Instruments Corp	2,353	87
NCR Corp *	334	8
NetApp Inc	2,936	176
NetScout Systems Inc *	2,073	67
New Relic Inc *	952	54
Novanta Inc *	98	13
Nutanix Inc, Cl A *	359	9
NVIDIA Corp	35,018	5,118
Okta Inc, Cl A *	812	55
ON Semiconductor Corp *	9,649	602
Oracle Corp	24,339	1,989
OSI Systems Inc *	497	39
PagerDuty Inc *	1,821	48
Palantir Technologies, Cl A *	12,031	77
Palo Alto Networks Inc *	2,616	365
Paychex Inc	2,612	302
Paycom Software Inc *	194	60
Paylocity Holding Corp *	417	81
PayPal Holdings Inc *	16,718	1,191
Pegasystems Inc	150	5
Perficient Inc *	181	13
Photronics Inc *	580	10
Plexus Corp *	589	61
Power Integrations Inc	196	14
Priority Technology Holdings *	10,659	56
Procore Technologies *	1,013	48
Progress Software Corp	1,206	61
PROS Holdings Inc *	818	20
PTC Inc *	677	81
Pure Storage Inc, Cl A *	685	18
Qorvo Inc *	100	9
QUALCOMM Inc	17,833	1,961
Qualys Inc *	591	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rambus Inc *	3,633	$130
Rapid7 Inc *	393	13
Repay Holdings, Cl A *	7,436	60
RingCentral Inc, Cl A *	699	25
Riot Platforms *	3,379	11
Rogers Corp *	392	47
Roper Technologies Inc	687	297
Sabre Corp *	506	3
Salesforce *	16,945	2,247
Sanmina Corp *	189	11
ScanSource Inc *	1,292	38
Semtech Corp *	1,000	29
ServiceNow Inc *	2,243	871
Silicon Laboratories Inc *	437	59
Skyworks Solutions Inc	308	28
Smartsheet Inc, Cl A *	266	10
Snowflake, Cl A *	2,583	371
SolarWinds *	317	3
Splunk Inc *	1,357	117
Sprout Social, Cl A *	832	47
SPS Commerce Inc *	152	19
Sumo Logic *	5,230	42
Synaptics Inc *	142	14
Synopsys Inc *	1,235	394
TD SYNNEX	387	37
Teledyne Technologies Inc *	997	399
Telos *	6,297	32
Teradata Corp *	4,437	149
Teradyne Inc	4,784	418
Texas Instruments Inc	10,356	1,711
Trimble Inc *	2,035	103
TTEC Holdings Inc	202	9
TTM Technologies Inc *	3,386	51
Tucows Inc, Cl A *	170	6
Twilio Inc, Cl A *	2,168	106
Tyler Technologies Inc *	393	127
Ubiquiti Inc	48	13
UiPath, Cl A *	4,174	53
Unisys Corp *	689	3
Unity Software *	2,638	75
Universal Display Corp	2,185	236
Upland Software Inc *	255	2
Varonis Systems Inc, Cl B *	327	8
Verint Systems Inc *	947	34
VeriSign Inc *	802	165
Verra Mobility Corp, Cl A *	3,479	48
ViaSat Inc *	693	22
Viavi Solutions Inc *	3,355	35
Visa Inc, Cl A	21,213	4,407
VMware Inc, Cl A *	3,153	387
Western Digital Corp *	2,423	76
Western Union Co/The	425	6

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEX Inc *	55	$9
Wix.com *	342	26
Wolfspeed *	248	17
Workday Inc, Cl A *	2,079	348
Workiva Inc, Cl A *	1,224	103
Xerox Holdings Corp	4,697	69
Xperi *	940	8
Zebra Technologies Corp, Cl A *	438	112
Zoom Video Communications Inc, Cl A *	2,001	136
Zscaler Inc *	786	88
Zuora Inc, Cl A *	3,498	22

		121,419
Materials — 2.7%
AdvanSix	1,143	43
Air Products and Chemicals Inc	4,688	1,445
Albemarle Corp	752	163
Alcoa Corp	5,657	257
Amcor PLC	4,821	57
Amyris *	23,256	36
AptarGroup Inc	1,944	214
Arconic Corp *	1,844	39
Ashland	152	16
ATI Inc *	2,362	71
Avery Dennison Corp	88	16
Axalta Coating Systems Ltd *	7,963	203
Balchem Corp	107	13
Ball Corp	14,154	724
Berry Global Group Inc	4,123	249
Cabot Corp	238	16
Carpenter Technology Corp	1,006	37
Celanese Corp, Cl A	93	10
CF Industries Holdings Inc	1,066	91
Chemours Co/The	2,832	87
Cleveland-Cliffs Inc *	11,888	192
Coeur Mining Inc *	6,945	23
Commercial Metals Co	1,211	58
Compass Minerals International Inc	851	35
Constellium, Cl A *	4,520	53
Corteva Inc	2,291	135
Crown Holdings Inc	6,925	569
Dow Inc	6,392	322
DuPont de Nemours Inc	3,212	220
Eagle Materials Inc	126	17
Eastman Chemical Co	9,101	741
Ecolab Inc	2,293	334
FMC Corp	2,400	300
Freeport-McMoRan Inc	27,003	1,026
Graphic Packaging Holding Co	681	15
Greif Inc, Cl A	1,122	75
HB Fuller Co	158	11
Huntsman Corp	475	13
Ingevity Corp *	563	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innospec Inc	499	$51
International Flavors & Fragrances Inc	2,307	242
International Paper Co	360	12
Livent Corp *	5,807	115
Louisiana-Pacific Corp	1,740	103
LyondellBasell Industries NV, Cl A	2,182	181
Martin Marietta Materials Inc	397	134
Minerals Technologies Inc	182	11
Mosaic Co/The	3,590	158
Newmont Corp	21,956	1,036
Novagold Resources Inc *	1,266	8
Nucor Corp	1,828	241
Packaging Corp of America	101	13
PPG Industries Inc	2,274	286
Quaker Chemical Corp	55	9
Reliance Steel & Aluminum Co	412	83
Resolute Forest Products *	2,414	52
Royal Gold Inc	512	58
Schnitzer Steel Industries, Cl A	1,418	43
Scotts Miracle-Gro Co/The	163	8
Sealed Air Corp	293	15
Sensient Technologies Corp	161	12
Sherwin-Williams Co/The	4,705	1,117
Sonoco Products Co	185	11
Southern Copper Corp	272	16
Steel Dynamics Inc	2,648	259
Stepan Co	138	15
Summit Materials Inc, Cl A *	447	13
Sylvamo	32	2
TriMas Corp	1,583	44
Trinseo	1,345	31
Tronox Holdings PLC	4,385	60
United States Lime & Minerals Inc	98	14
United States Steel Corp	3,709	93
Valvoline Inc	11,216	366
Vulcan Materials Co	665	116
Warrior Met Coal Inc	969	34
Westlake	137	14
Westrock Co	336	12
Worthington Industries Inc	223	11

		13,065
Real Estate — 3.1%
Acadia Realty Trust ‡	1,946	28
Agree Realty Corp ‡	736	52
Alexander & Baldwin Inc ‡	2,342	44
Alexandria Real Estate Equities Inc ‡	1,497	218
American Homes 4 Rent, Cl A ‡	375	11
American Tower Corp, Cl A ‡	5,189	1,099
Anywhere Real Estate *	4,621	30
Apartment Income ‡	304	10
Apartment Investment and Management, Cl A ‡	1,711	12

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Hospitality ‡	718	$11
AvalonBay Communities Inc ‡	3,261	527
Boston Properties Inc ‡	1,468	99
Brandywine Realty Trust ‡	14,492	89
Brixmor Property Group Inc ‡	4,703	107
Camden Property Trust ‡	125	14
CareTrust Inc ‡	2,438	45
CBRE Group Inc, Cl A *	18,437	1,419
Community Healthcare Trust Inc ‡	1,136	41
Corporate Office Properties Trust ‡	7,752	201
Cousins Properties Inc ‡	289	7
Crown Castle ‡	4,174	566
CubeSmart ‡	377	15
DiamondRock Hospitality Co ‡	4,575	38
Digital Realty Trust Inc ‡	2,674	268
Douglas Emmett Inc ‡	448	7
EastGroup Properties Inc ‡	306	45
Elme Communities ‡	1,705	30
Empire State Realty Trust Inc, Cl A ‡	5,592	38
EPR Properties ‡	735	28
Equinix Inc ‡	1,035	678
Equity Commonwealth ‡	846	21
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	206
Essential Properties Realty Trust Inc ‡	2,028	48
Essex Property Trust Inc ‡	454	96
eXp World Holdings	2,641	29
Extra Space Storage Inc ‡	811	119
Federal Realty Investment Trust ‡	664	67
First Industrial Realty Trust Inc ‡	263	13
Four Corners Property Trust Inc ‡	1,848	48
Franklin Street Properties Corp ‡	5,897	16
Gaming and Leisure Properties Inc ‡	283	15
Global Net Lease Inc ‡	2,484	31
Healthcare Realty Trust, Cl A ‡	392	8
Healthpeak Properties Inc ‡	9,384	235
Highwoods Properties Inc ‡	247	7
Host Hotels & Resorts Inc ‡	17,568	282
Howard Hughes Corp/The *	795	61
Hudson Pacific Properties Inc ‡	2,475	24
Industrial Logistics Properties Trust ‡	516	2
Innovative Industrial Properties, Cl A ‡	59	6
Invitation Homes Inc ‡	1,509	45
Iron Mountain Inc ‡	5,996	299
iStar ‡	3,141	24
JBG SMITH Properties ‡	2,065	39
Jones Lang LaSalle Inc *	1,270	202
Kilroy Realty Corp ‡	4,516	175
Kimco Realty Corp ‡	5,716	121
Kite Realty Group Trust ‡	3,286	69
Lamar Advertising Co, Cl A ‡	1,059	100
Life Storage Inc ‡	165	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LTC Properties Inc ‡	1,142	$41
LXP Industrial Trust ‡	966	10
Macerich Co/The ‡	5,508	62
Marcus & Millichap Inc	1,380	48
Medical Properties Trust Inc ‡	2,513	28
Mid-America Apartment Communities Inc ‡	318	50
National Health Investors Inc ‡	635	33
Necessity Retail REIT ‡	3,743	22
Newmark Group Inc, Cl A	3,753	30
Office Properties Income Trust ‡	1,618	22
Omega Healthcare Investors Inc ‡	1,229	34
Opendoor Technologies *	9,293	11
Orion Office REIT ‡	124	1
Outfront Media Inc ‡	1,951	32
Paramount Group Inc ‡	5,922	35
Park Hotels & Resorts Inc ‡	1,996	23
Pebblebrook Hotel Trust ‡	1,899	25
Physicians Realty Trust ‡	2,753	40
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	21
PotlatchDeltic Corp ‡	231	10
Prologis Inc ‡	19,306	2,176
Public Storage ‡	1,303	365
Rayonier Inc ‡	1,593	53
RE/MAX Holdings Inc, Cl A	1,292	24
Realty Income Corp ‡	4,725	300
Redfin Corp *	458	2
Regency Centers Corp ‡	19,332	1,208
Rexford Industrial Realty Inc ‡	241	13
RLJ Lodging Trust ‡	2,849	30
RMR Group Inc/The, Cl A	1,095	31
RPT Realty ‡	3,429	34
Ryman Hospitality Properties Inc ‡	577	47
Sabra Health Care REIT Inc ‡	2,410	30
Safehold Inc ‡	466	13
SBA Communications Corp, Cl A ‡	684	192
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	435
SITE Centers Corp ‡	3,734	51
SL Green Realty ‡	2,468	83
Spirit Realty Capital Inc ‡	237	9
St Joe Co/The	460	18
STAG Industrial Inc ‡	359	12
STORE Capital Corp ‡	2,555	82
Summit Hotel Properties Inc ‡	4,173	30
Sun Communities ‡	272	39
Tanger Factory Outlet Centers Inc ‡	647	12
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	7
Urban Edge Properties ‡	2,679	38
Urstadt Biddle Properties Inc, Cl A ‡	2,126	40
Ventas Inc ‡	3,279	148
VICI Properties Inc ‡	5,265	171

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vornado Realty Trust ‡	2,903	$60
Welltower Inc ‡	4,270	280
Weyerhaeuser Co ‡	17,005	527
WP Carey Inc ‡	149	12
Xenia Hotels & Resorts Inc ‡	2,347	31
Zillow Group Inc, Cl C *	1,112	36

		15,443
Utilities — 2.4%
AES Corp/The	5,282	152
ALLETE Inc	620	40
Alliant Energy Corp	213	12
Ameren Corp	1,020	91
American Electric Power Co Inc	5,930	563
American States Water Co	580	54
American Water Works Co Inc	2,717	414
Atmos Energy Corp	461	52
Avangrid Inc	1,720	74
CenterPoint Energy Inc	434	13
Clearway Energy, Cl A	1,758	53
Clearway Energy Inc, Cl C	456	15
CMS Energy Corp	20,708	1,311
Consolidated Edison Inc	3,086	294
Constellation Energy	3,696	319
Dominion Energy Inc	8,106	497
DTE Energy Co	876	103
Duke Energy Corp	7,964	820
Edison International	3,288	209
Entergy Corp	2,276	256
Essential Utilities Inc	331	16
Evergy Inc	180	11
Exelon Corp	11,090	479
FirstEnergy Corp	1,531	64
Hawaiian Electric Industries Inc	249	10
IDACORP Inc	108	12
MGE Energy Inc	631	44
National Fuel Gas Co	245	16
New Jersey Resources Corp	1,111	55
NextEra Energy Inc	27,072	2,263
NiSource Inc	419	12
Northwest Natural Holding Co	699	33
NRG Energy Inc	323	10
OGE Energy Corp	261	10
Ormat Technologies Inc	644	56
PG&E Corp *	692	11
Pinnacle West Capital Corp	2,640	201
PNM Resources Inc	975	48
Portland General Electric Co	894	44
PPL Corp	2,577	75
Public Service Enterprise Group Inc	3,126	192
Sempra Energy	2,764	427
SJW Group	716	58
South Jersey Industries Inc	1,556	55

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Co/The	7,423	$530
Sunnova Energy International Inc *	810	15
UGI Corp	253	9
Vistra Corp	2,088	48
WEC Energy Group Inc	1,647	154
Xcel Energy Inc	21,147	1,483

		11,783
Total Common Stock
(Cost $283,717) ($ Thousands)		475,440

FOREIGN COMMON STOCK — 1.2%

Ireland — 0.3%
Cimpress PLC *	398	11
Jazz Pharmaceuticals PLC *	616	98
Medtronic PLC	19,976	1,553
Perrigo Co PLC	211	7

		1,669

United Kingdom — 0.9%
Alkermes PLC *	2,433	63
Cushman & Wakefield PLC *	2,593	32
Gates Industrial Corp PLC *	886	10
Johnson Controls International PLC	8,308	532
Linde PLC	8,544	2,787
nVent Electric PLC	457	18
Sensata Technologies Holding PLC	4,273	172
STERIS PLC	1,716	317
Trane Technologies PLC	1,779	299

		4,230

Total Foreign Common Stock
(Cost $5,168) ($ Thousands)		5,899

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	7,106,766	7,107

Total Cash Equivalent
(Cost $7,107) ($ Thousands)		7,107

Total Investments in Securities — 99.4%
(Cost $295,992) ($ Thousands)		$488,446

New Covenant Funds / Semi-Annual Report / December 31, 2022

A list of the open futures contracts held by the Fund at December 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Mar-2023	$1,174	$1,151	$(23)
S&P 500 Index E-MINI	33	Mar-2023	6,530	6,371	(159)
			$7,704	$7,522	$(182)

The futures contracts are considered to have equity risk associated with them.

Percentages are based on Net Assets of $491,580 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security (see Note 3).

The following is a summary of the level of inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	475,440	–	–	475,440
Foreign Common Stock	5,899	–	–	5,899
Cash Equivalent	7,107	–	–	7,107
Total Investments in Securities	488,446	–	–	488,446

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(182)	–	–	(182)
Total Other Financial Instruments	(182)	–	–	(182)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$17,346	$17,726	$(27,965)	$ —	$ —	$7,107	$98	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 43.2%
Agency Mortgage-Backed Obligations — 34.8%
FHLMC
6.500%, 12/01/2035 to 09/01/2039	$380	$391
6.000%, 03/01/2035	640	664
5.500%, 12/01/2036 to 12/01/2038	123	128
5.000%, 04/01/2024 to 07/01/2052	917	924
4.500%, 06/01/2038 to 08/01/2052	2,557	2,515
4.000%, 07/01/2037 to 07/01/2050	2,625	2,506
3.500%, 04/01/2033 to 05/01/2052	2,395	2,227
3.320%, ICE LIBOR USD 12 Month + 1.625%, 10/01/2046(A)	551	551
3.275%, ICE LIBOR USD 12 Month + 1.598%, 06/01/2047(A)	383	382
3.091%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	124	119
3.009%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	384	364
3.000%, 09/01/2032 to 10/01/2051	3,852	3,441
2.878%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	121	117
2.500%, 08/01/2030 to 04/01/2052	8,241	7,115
2.000%, 11/01/2050 to 03/01/2052	4,222	3,455
1.500%, 10/01/2041 to 11/01/2041	585	473
FHLMC CMO, Ser 2011-3947, Cl SG, IO
1.632%, 10/15/2041(A)	76	6
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	40	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	$88	$4
FHLMC CMO, Ser 2012-4099, Cl ST, IO
1.682%, 08/15/2042(A)	46	4
FHLMC CMO, Ser 2013-4203, Cl PS, IO
1.932%, 09/15/2042(A)	70	5
FHLMC CMO, Ser 2014-4310, Cl SA, IO
1.632%, 02/15/2044(A)	19	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
1.682%, 05/15/2044(A)	40	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	20	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.511%, 02/25/2035(A)	2,289	266
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.511%, 05/25/2035(A)	845	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.959%, 09/25/2030(A)	5,715	320
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.324%, 07/25/2035(A)	235	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.756%, 09/25/2027(A)	7,934	229
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,496	232
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.428%, SOFR30A + 1.500%, 10/25/2041(A)(C)	230	219
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
5.778%, SOFR30A + 1.850%, 01/25/2042(A)(C)	420	399
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.228%, SOFR30A + 1.300%, 02/25/2042(A)(C)	188	185
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.128%, SOFR30A + 2.200%, 05/25/2042(A)(C)	276	275
FHLMC, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	52	8
FHLMC, Ser 2014-334, Cl S7, IO
1.782%, 08/15/2044(A)	22	2
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	128	110

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2016-353, Cl S1, IO
1.682%, 12/15/2046(A)	$70	$6
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	29	25
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	247	38
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	278	41
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	84	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	87	12
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	530	68
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	270
FNMA
7.000%, 11/01/2037 to 11/01/2038	12	12
6.500%, 01/01/2038 to 05/01/2040	103	108
6.000%, 07/01/2037 to 07/01/2041	69	72
5.500%, 02/01/2035	61	63
5.000%, 11/01/2025 to 12/01/2049	3,103	3,118
4.500%, 02/01/2035 to 08/01/2058	4,515	4,430
4.000%, 06/01/2025 to 06/01/2057	8,384	8,019
3.560%, 07/01/2032	100	93
3.500%, 04/01/2033 to 03/01/2057	8,883	8,244
3.450%, 03/01/2029	57	54
3.250%, 05/01/2029	78	73
3.000%, 07/01/2035 to 06/01/2052	12,450	11,218
2.930%, 06/01/2030	95	86
2.500%, 03/01/2035 to 09/01/2061	16,632	14,403
2.393%, 01/01/2036(A)	21	20
2.246%, ICE LIBOR USD 12 Month + 1.700%, 03/01/2036(A)	18	18
2.195%, ICE LIBOR USD 12 Month + 1.423%, 05/01/2043(A)	126	125
2.150%, 02/01/2032(A)	299	249
2.000%, 07/01/2031 to 04/01/2052	10,563	8,764
1.500%, 01/01/2051 to 03/01/2051	448	346
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	293	295
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	129	6
FNMA CMO, Ser 2014-47, Cl AI, IO
0.000%, 08/25/2044(A)(B)	56	2
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(B)	13	–
FNMA CMO, Ser 2015-56, Cl AS, IO
1.761%, 08/25/2045(A)	32	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
9.289%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(A)	$84	$86
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	9	2
FNMA TBA
5.500%, 02/15/2053	200	200
5.000%, 02/15/2053	600	591
4.500%, 01/15/2053 to 02/15/2053	1,300	1,251
4.000%, 01/15/2053 to 02/15/2053	1,800	1,688
3.500%, 01/15/2053 to 02/15/2053	3,300	2,998
3.000%, 02/15/2045 to 01/15/2053	3,000	2,632
2.500%, 01/15/2053 to 02/15/2053	500	423
2.000%, 01/15/2053	900	732
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	85	87
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	3	–
FNMA, Ser 2013-124, Cl SB, IO
1.561%, 12/25/2043(A)	23	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2	–
FNMA, Ser 2013-54, Cl BS, IO
1.761%, 06/25/2043(A)	19	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	33	2
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	125	105
FNMA, Ser 2017-76, Cl SB, IO
1.711%, 10/25/2057(A)	125	12
FNMA, Ser 2017-85, Cl SC, IO
1.811%, 11/25/2047(A)	63	5
FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/2029	79	70
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	105	61
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	157
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	80	12
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	747	121
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	433	73
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	549	80
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.352%, 02/25/2028(A)	427	401

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	$596	$558
GNMA
5.500%, 02/20/2037 to 01/15/2039	61	63
5.000%, 12/20/2038 to 10/20/2047	359	364
4.600%, 09/15/2034	970	964
4.500%, 05/20/2040 to 12/20/2050	1,701	1,685
4.000%, 01/15/2041 to 11/20/2049	1,440	1,385
3.500%, 06/20/2044 to 06/20/2052	1,956	1,817
3.000%, 09/15/2042 to 04/20/2052	2,111	1,885
2.500%, 02/20/2027 to 11/20/2051	2,839	2,465
2.000%, 12/20/2050 to 03/20/2051	376	313
GNMA CMO, Ser 2012-34, Cl SA, IO
1.697%, 03/20/2042(A)	18	2
GNMA CMO, Ser 2012-H18, Cl NA
4.362%, ICE LIBOR USD 1 Month + 0.520%, 08/20/2062(A)	64	63
GNMA CMO, Ser 2012-H30, Cl GA
4.192%, ICE LIBOR USD 1 Month + 0.350%, 12/20/2062(A)	256	254
GNMA CMO, Ser 2013-85, Cl IA, IO
0.523%, 03/16/2047(A)	308	3
GNMA CMO, Ser 2013-95, Cl IO, IO
0.431%, 04/16/2047(A)	751	7
GNMA CMO, Ser 2013-H01, Cl TA
4.342%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	1	1
GNMA CMO, Ser 2013-H08, Cl BF
4.242%, ICE LIBOR USD 1 Month + 0.400%, 03/20/2063(A)	319	315
GNMA CMO, Ser 2014-105, Cl IO, IO
0.120%, 06/16/2054(A)	64	1
GNMA CMO, Ser 2014-186, Cl IO, IO
0.374%, 08/16/2054(A)	209	2
GNMA CMO, Ser 2015-H20, Cl FA
4.312%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(A)	183	181
GNMA TBA
6.000%, 02/15/2053	300	304
5.500%, 02/15/2053	800	804
5.000%, 02/15/2053	900	891
4.500%, 02/15/2045	100	97
4.000%, 01/01/2040 to 02/15/2045	600	568
3.500%, 01/15/2041 to 02/19/2045	800	735
3.000%, 01/15/2043 to 02/01/2045	1,400	1,246
2.500%, 01/15/2053	2,900	2,512
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	119	95
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,222	1,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-107, Cl AD
2.846%, 11/16/2047(A)	$39	$35
GNMA, Ser 2013-H21, Cl FB
4.542%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2063(A)	198	197
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	47	8
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	81	11
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	80	12
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	82	12
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	167	23
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	319	34
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	397	44
GNMA, Ser 2020-H04, Cl FP
4.342%, ICE LIBOR USD 1 Month + 0.500%, 06/20/2069(A)	125	123
GNMA, Ser 2020-H09, Cl FL
2.880%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	64	63
GNMA, Ser 2020-H13, Cl FM
4.242%, ICE LIBOR USD 1 Month + 0.400%, 08/20/2070(A)	225	222
GNMA, Ser 2020-H13, Cl FA
2.980%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	393	376
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,101	148
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,455	212
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,282	175
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	199	167
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	983	54
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	202	130

		122,961
Non-Agency Mortgage-Backed Obligations — 8.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.117%, ICE LIBOR USD 1 Month + 0.880%, 09/15/2034(A)(C)	130	127

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust, Ser 2017-ATRM, Cl C
6.218%, ICE LIBOR USD 1 Month + 1.650%, 12/15/2036(A)(C)	$410	$391
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	355	289
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	518
BPR Trust, Ser TY, Cl B
5.468%, ICE LIBOR USD 1 Month + 1.150%, 09/15/2038(A)(C)	370	345
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(C)	35	33
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(C)	365	358
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.370%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(C)	832	821
BX Commercial Mortgage Trust, Ser AHP, Cl A
5.326%, TSFR1M + 0.990%, 01/17/2039(A)(C)	630	603
BX Commercial Mortgage Trust, Ser LP2, Cl A
5.349%, TSFR1M + 1.013%, 02/15/2039(A)(C)	381	367
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.018%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(C)	635	612
BX Commercial Mortgage Trust, Ser XL2, Cl A
5.007%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(C)	111	107
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(C)	534	523
BX Trust, Ser LBA6, Cl A
5.336%, TSFR1M + 1.000%, 01/15/2039(A)(C)	110	106
CAMB Commercial Mortgage Trust, Ser LIFE, Cl A
5.388%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(A)(C)	110	108
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046(C)	78	66
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(C)	190	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(C)	$190	$178
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	95
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	653	629
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	86	77
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045(C)	45	45
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	18
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	20	18
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.037%, 10/10/2046(A)	10	7
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.578%, SOFR30A + 1.650%, 12/25/2041(A)(C)	440	415
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	171	162
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(C)	470	399
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	293	255
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	170	134
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	137	105
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(C)	109	90
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	253	216
CSMC Trust, Ser 2021-RPL3, Cl M3
3.813%, 01/25/2060(A)(C)	120	79
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(C)	140	122
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	378	324
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	306	264
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	308	237

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	$99	$83
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(C)	5	5
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
7.318%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(C)	391	281
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
6.118%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(C)	564	473
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	80	78
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	511	494
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	951	901
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	520	504
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	148	141
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.932%, 10/25/2050(A)(C)	273	229
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
5.093%, ICE LIBOR USD 1 Month + 0.740%, 06/20/2035(A)	142	127
ILPT Commercial Mortgage Trust, Ser LPF2, Cl A
6.581%, TSFR1M + 2.245%, 10/15/2039(A)(C)	230	230
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045(A)	210	205
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.883%, 01/15/2047(A)	30	29
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.547%, 09/15/2047(A)	80	71
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl A4
3.057%, 11/13/2052	$537	$462
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
8.068%, ICE LIBOR USD 1 Month + 3.750%, 05/15/2028(A)(C)	115	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
5.207%, SOFR30A + 1.400%, 03/15/2039(A)(C)	300	290
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NLP, Cl A
4.932%, TSFR1M + 0.597%, 04/15/2037(A)(C)	119	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NYAH, Cl D
5.858%, ICE LIBOR USD 1 Month + 1.540%, 06/15/2038(A)(C)	520	495
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
4.864%, 05/25/2045(A)(C)	22	21
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(C)	90	79
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(C)	64	56
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(C)	667	537
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.188%, 08/15/2034(A)(C)	220	205
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(C)	270	226
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	183	172
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A4
3.102%, 05/15/2046	714	709
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	450
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	484
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	564	535

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/2048	$732	$692
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
5.968%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(C)	281	268
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(C)	410	371
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
5.733%, TSFR1M + 1.397%, 03/15/2039(A)(C)	410	399
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(C)	410	371
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(C)	240	192
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(C)	165	148
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	203	181
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(C)	203	180
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	100	90
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(C)	183	170
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	104	85
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(C)	67	54
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	351	342
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(C)	213	161
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	258	196
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(C)	150	112
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	356	305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	$234	$186
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(C)	206	162
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	142	118
Provident Funding Mortgage Trust, Ser 2021-INV1, Cl A1
2.500%, 08/25/2051(A)(C)	550	438
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(C)	50	49
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(C)	50	49
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(C)	60	58
Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Cl MA
3.000%, 08/25/2056	199	184
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	528	504
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	442	418
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	605	570
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	785	727
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	287	257
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	930	858
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(C)	110	88
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	386	345
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(C)	100	87
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(C)	510	407
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.289%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(C)	100	96

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
0.524%, 05/10/2063(A)(C)	$43	$–
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	91	88
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	577
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	83	83
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.158%, 05/15/2045(A)(C)	633	–
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.388%, 10/15/2057(A)	270	256
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.551%, 10/15/2057(A)	917	7

		29,673
Total Mortgage-Backed Securities
(Cost $167,924) ($ Thousands)		152,634

CORPORATE OBLIGATIONS — 30.2%
Communication Services — 2.3%
Alphabet
2.050%, 08/15/2050	30	18
1.900%, 08/15/2040	40	27
1.100%, 08/15/2030	40	31
0.450%, 08/15/2025	20	18
AT&T
4.250%, 03/01/2027	150	146
2.550%, 12/01/2033	492	378
2.300%, 06/01/2027	120	107
1.650%, 02/01/2028	400	338
Charter Communications Operating
5.050%, 03/30/2029	220	207
4.908%, 07/23/2025	490	480
4.800%, 03/01/2050	40	29
4.400%, 04/01/2033	110	94
3.750%, 02/15/2028	200	180
Comcast
4.250%, 10/15/2030	40	38
4.150%, 10/15/2028	250	240
3.950%, 10/15/2025	210	206
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 04/01/2030	$140	$128
3.300%, 04/01/2027	30	28
3.250%, 11/01/2039	30	23
3.150%, 03/01/2026	30	29
2.937%, 11/01/2056	27	17
2.800%, 01/15/2051	30	19
Fox
4.709%, 01/25/2029	30	29
Prosus MTN
3.061%, 07/13/2031 (C)	410	316
TCI Communications
7.875%, 02/15/2026	240	260
T-Mobile USA
3.875%, 04/15/2030	390	353
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	369	355
2.550%, 02/15/2031	190	155
2.050%, 02/15/2028	20	17
Verizon Communications
4.862%, 08/21/2046	40	36
4.500%, 08/10/2033	30	28
4.329%, 09/21/2028	435	418
4.125%, 08/15/2046	40	32
4.000%, 03/22/2050	40	31
3.875%, 02/08/2029	30	28
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	112
2.650%, 11/20/2040	300	202
2.550%, 03/21/2031	1,264	1,039
2.355%, 03/15/2032	983	779
2.100%, 03/22/2028	90	78
Walt Disney
3.350%, 03/24/2025	223	216
Warnermedia Holdings
4.279%, 03/15/2032 (C)	400	330
4.054%, 03/15/2029 (C)	447	387
3.755%, 03/15/2027 (C)	190	171

		8,225

Consumer Discretionary — 1.5%
Amazon.com
4.250%, 08/22/2057	10	9
3.450%, 04/13/2029	160	149
3.300%, 04/13/2027	140	133
3.150%, 08/22/2027	470	442
1.200%, 06/03/2027	20	17
Aptiv
3.250%, 03/01/2032	639	523
Ferguson Finance
4.500%, 10/24/2028 (C)	459	428
3.250%, 06/02/2030 (C)	851	722

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
5.600%, 10/15/2032	$180	$167
General Motors Financial
3.700%, 05/09/2023	190	189
3.100%, 01/12/2032	30	23
Home Depot
3.900%, 12/06/2028	10	10
3.900%, 06/15/2047	10	8
3.350%, 04/15/2050	50	37
3.300%, 04/15/2040	40	32
2.875%, 04/15/2027	170	159
2.500%, 04/15/2027	450	414
Honda Motor
2.534%, 03/10/2027	632	578
Lowe's
4.500%, 04/15/2030	30	29
1.700%, 09/15/2028	80	67
McDonald's MTN
4.200%, 04/01/2050	70	58
3.800%, 04/01/2028	280	268
3.700%, 01/30/2026	10	10
3.625%, 09/01/2049	10	8
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	9
3.350%, 04/01/2023	280	279
3.300%, 07/01/2025	50	48
1.450%, 09/01/2025	10	9
NIKE
3.375%, 03/27/2050	30	23
2.750%, 03/27/2027	40	37
2.400%, 03/27/2025	40	38
Target
2.250%, 04/15/2025	80	76
Toyota Motor
1.339%, 03/25/2026	210	188

		5,206

Consumer Staples — 0.5%
Cargill
1.375%, 07/23/2023 (C)	70	69
Coca-Cola
3.375%, 03/25/2027	30	29
2.600%, 06/01/2050	10	7
1.450%, 06/01/2027	80	71
Costco Wholesale
1.600%, 04/20/2030	90	74
1.375%, 06/20/2027	120	105
Hershey
0.900%, 06/01/2025	20	18
Kimberly-Clark
3.100%, 03/26/2030	20	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kroger
7.700%, 06/01/2029	$565	$623
Mars
3.200%, 04/01/2030 (C)	30	27
2.700%, 04/01/2025 (C)	60	57
Mondelez International
1.500%, 05/04/2025	180	167
PepsiCo
3.900%, 07/18/2032	90	85
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	9
1.625%, 05/01/2030	70	57
0.750%, 05/01/2023	80	79
Procter & Gamble
3.000%, 03/25/2030	40	36
2.800%, 03/25/2027	10	9
Walmart
1.800%, 09/22/2031	160	130

		1,679

Energy — 2.6%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	128
BP Capital Markets America
3.633%, 04/06/2030	50	46
3.410%, 02/11/2026	90	86
3.119%, 05/04/2026	170	161
Cameron LNG
2.902%, 07/15/2031 (C)	60	51
Chevron
1.995%, 05/11/2027	40	36
1.554%, 05/11/2025	70	65
Chevron USA
3.850%, 01/15/2028	30	29
3.250%, 10/15/2029	80	73
Continental Resources
5.750%, 01/15/2031 (C)	10	9
4.375%, 01/15/2028	120	110
3.800%, 06/01/2024	190	185
Coterra Energy
4.375%, 03/15/2029 (C)	300	282
3.900%, 05/15/2027 (C)	160	149
Devon Energy
5.850%, 12/15/2025	210	214
5.250%, 10/15/2027	64	63
5.000%, 06/15/2045	70	60
4.500%, 01/15/2030	32	30
Diamondback Energy
3.500%, 12/01/2029	50	44
3.250%, 12/01/2026	30	28
3.125%, 03/24/2031	40	33

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecopetrol
5.375%, 06/26/2026	$140	$132
Energy Transfer
4.950%, 06/15/2028	10	10
4.500%, 11/01/2023	60	60
3.750%, 05/15/2030	220	194
2.900%, 05/15/2025	140	132
Enterprise Products Operating
4.800%, 02/01/2049	30	26
4.200%, 01/31/2050	10	8
4.150%, 10/16/2028	140	133
3.950%, 02/15/2027	150	144
3.950%, 01/31/2060	10	7
3.900%, 02/15/2024	457	450
3.700%, 01/31/2051	80	58
3.125%, 07/31/2029	210	185
2.800%, 01/31/2030	230	195
EOG Resources
4.375%, 04/15/2030	190	184
4.150%, 01/15/2026	160	157
EQT
6.125%, 02/01/2025	100	100
3.900%, 10/01/2027	140	129
Exxon Mobil
4.327%, 03/19/2050	30	26
3.043%, 03/01/2026	150	143
2.992%, 03/19/2025	270	260
2.610%, 10/15/2030	100	87
1.571%, 04/15/2023	10	10
KazMunayGas National JSC
5.375%, 04/24/2030 (C)	400	357
Kinder Morgan
5.550%, 06/01/2045	20	18
4.300%, 06/01/2025	60	59
Lukoil Capital DAC
3.600%, 10/26/2031 (C)	230	161
MPLX
5.200%, 03/01/2047	30	26
5.200%, 12/01/2047	50	43
4.800%, 02/15/2029	50	48
4.125%, 03/01/2027	110	104
4.000%, 03/15/2028	40	37
Occidental Petroleum
5.550%, 03/15/2026	170	169
3.400%, 04/15/2026	80	75
3.200%, 08/15/2026	130	119
3.000%, 02/15/2027	130	118
0.000%, 10/10/2036 (E)	1,641	819
Petrobras Global Finance BV
6.850%, 06/05/2115	150	127
Petroleos del Peru
4.750%, 06/19/2032 (C)	400	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pioneer Natural Resources
2.150%, 01/15/2031	$70	$55
1.900%, 08/15/2030	220	172
1.125%, 01/15/2026	50	45
Reliance Industries
3.625%, 01/12/2052 (C)	250	164
Schlumberger Holdings
3.900%, 05/17/2028 (C)	456	425
Shell International Finance BV
3.250%, 05/11/2025	150	146
3.250%, 04/06/2050	110	79
2.875%, 05/10/2026	90	85
2.750%, 04/06/2030	40	35
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	290	288
Targa Resources
5.200%, 07/01/2027	170	167
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	160	134
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	87
Western Midstream Operating
5.041%, ICE LIBOR USD 3 Month + 1.100%, 01/13/2023 (A)	20	20
4.300%, 02/01/2030	20	17
3.350%, 02/01/2025	30	28
Williams
5.100%, 09/15/2045	70	61
4.900%, 01/15/2045	90	77
3.750%, 06/15/2027	390	367
3.500%, 11/15/2030	20	17

		9,770

Financials — 13.7%
American Express
4.050%, 05/03/2029	200	190
3.375%, 05/03/2024	140	137
American International Group
2.500%, 06/30/2025	26	24
Aviation Capital Group
4.125%, 08/01/2025 (C)	160	149
1.950%, 01/30/2026 (C)	567	494
Banco Santander
5.039%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	200	200
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	200	186
3.125%, 02/23/2023	200	199
2.746%, 05/28/2025	200	187

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (A)	$584	$603
3.841%, U.S. SOFR + 1.110%, 04/25/2025 (A)	100	98
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	234	212
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	200	161
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	380	309
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	240	188
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	2,006	1,757
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	96
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	207
4.125%, 01/22/2024	370	367
4.100%, 07/24/2023	280	279
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	40	31
4.000%, 04/01/2024	440	434
4.000%, 01/22/2025	80	78
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	80	73
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	210	193
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	80	80
3.500%, 04/19/2026	130	124
3.300%, 01/11/2023	60	60
Bank of Montreal MTN
1.850%, 05/01/2025	130	122
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	320	299
3.300%, 08/23/2029	790	706
1.600%, 04/24/2025	40	37
Bank of Nova Scotia
1.300%, 06/11/2025	70	64
Blackstone Holdings Finance
1.600%, 03/30/2031 (C)	590	429
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(C)	200	190
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(C)	270	267
4.400%, 08/14/2028 (C)	200	189
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(C)	200	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(C)	$542	$477
1.675%, U.S. SOFR + 0.912%, 06/30/2027 (A)(C)	290	252
BPCE
1.625%, 01/14/2025 (C)	1,085	1,010
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (A)	30	29
3.300%, 10/30/2024	480	463
Carlyle Finance Subsidiary
3.500%, 09/19/2029 (C)	716	606
Charles Schwab
3.850%, 05/21/2025	110	107
Citigroup
8.125%, 07/15/2039	12	15
5.500%, 09/13/2025	450	453
5.300%, 05/06/2044	31	28
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	140	135
4.650%, 07/30/2045	28	24
4.450%, 09/29/2027	120	114
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	100	92
4.400%, 06/10/2025	160	157
4.300%, 11/20/2026	40	39
4.125%, 07/25/2028	40	37
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (A)	240	221
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	250	214
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (A)	340	312
3.500%, 05/15/2023	100	100
3.400%, 05/01/2026	354	336
3.200%, 10/21/2026	287	266
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	150	142
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	200	162
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	110	86
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	903	890
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	488
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(C)	580	534
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(C)	250	228

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(C)	$250	$194
Credit Suisse NY
5.000%, 07/09/2027	530	483
2.950%, 04/09/2025	250	225
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (A)(C)	240	221
3.773%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 03/28/2025 (A)(C)	310	300
1.226%, 06/22/2024 (C)	200	187
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (C)	673	610
GA Global Funding Trust
3.850%, 04/11/2025 (C)	1,114	1,066
Goldman Sachs Group
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (A)	400	385
4.250%, 10/21/2025	190	185
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	650	606
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	400	372
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	30	28
3.500%, 04/01/2025	80	77
3.500%, 11/16/2026	90	84
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	110	87
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	415
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	30	27
HSBC Holdings PLC
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	200	184
Intercontinental Exchange
4.600%, 03/15/2033	70	67
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	200	200
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	200	192
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	998	939
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	200	188
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	773	720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	$230	$227
4.005%, ICE LIBOR USD 3 Month + 1.120%, 04/23/2029 (A)	100	93
3.875%, 09/10/2024	290	284
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	1,180	1,154
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	110	87
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	190	155
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	130	121
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	210	207
KKR Group Finance VI
3.750%, 07/01/2029 (C)	1,149	1,033
Lincoln National
3.400%, 01/15/2031	451	373
Macquarie Bank
2.300%, 01/22/2025 (C)	1,188	1,124
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(C)	495	493
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (C)	220	216
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	193
3.407%, 03/07/2024	510	499
Moody's
2.000%, 08/19/2031	1,000	790
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	150	137
3.750%, 02/25/2023	1,110	1,108
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	475	415
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	200	165
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	400	372
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	290	287
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	200	196
New York Life Global Funding
0.950%, 06/24/2025 (C)	60	54
Oncor Electric Delivery
4.150%, 06/01/2032 (C)	300	283

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	$944	$911
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	20	18
Royal Bank of Canada
6.000%, 11/01/2027	1,209	1,260
Royal Bank of Canada MTN
1.600%, 04/17/2023	120	119
1.150%, 06/10/2025	70	64
Standard Chartered
0.991%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.780%, 01/12/2025 (A)(C)	670	632
State Street
4.164%, U.S. SOFR + 1.726%, 08/04/2033 (A)	1,095	1,011
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	50	44
Swedbank
1.538%, 11/16/2026 (C)	400	351
1.300%, 06/02/2023 (C)	200	196
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	1,951	1,929
4.456%, 06/08/2032	210	200
3.200%, 03/10/2032	807	695
1.150%, 06/12/2025	80	73
0.750%, 06/12/2023	130	128
UBS Group
4.253%, 03/23/2028 (C)	250	234
4.125%, 04/15/2026 (C)	634	608
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(C)	575	444
US Bancorp
3.375%, 02/05/2024	540	530
1.450%, 05/12/2025	160	148
USAA Capital
2.125%, 05/01/2030 (C)	150	123
Wells Fargo
3.000%, 10/23/2026	190	176
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	130	121
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	380	335
4.900%, 11/17/2045	30	26
4.540%, U.S. SOFR + 1.560%, 08/15/2026 (A)	300	294
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	220	206
4.300%, 07/22/2027	200	192
3.750%, 01/24/2024	540	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	$40	$34
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	85
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	290	256
1.654%, U.S. SOFR + 1.600%, 06/02/2024 (A)	160	157

		47,844

Health Care — 2.1%
Abbott Laboratories
3.400%, 11/30/2023	175	173
AbbVie
4.250%, 11/21/2049	30	25
3.800%, 03/15/2025	40	39
3.750%, 11/14/2023	20	20
3.600%, 05/14/2025	10	9
3.200%, 11/21/2029	150	135
2.950%, 11/21/2026	20	18
2.600%, 11/21/2024	140	134
Adventist Health System
2.433%, 09/01/2024	431	410
Aetna
2.800%, 06/15/2023	20	20
Becton Dickinson
4.685%, 12/15/2044	36	32
3.734%, 12/15/2024	7	7
3.363%, 06/06/2024	186	182
Bristol-Myers Squibb
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	75
2.900%, 07/26/2024	154	149
Cigna
4.375%, 10/15/2028	420	405
4.125%, 11/15/2025	200	195
3.750%, 07/15/2023	16	16
3.500%, 06/15/2024	160	156
1.250%, 03/15/2026	725	646
CommonSpirit Health
6.073%, 11/01/2027	890	910
CVS Health
5.050%, 03/25/2048	60	54
4.300%, 03/25/2028	164	159
3.875%, 07/20/2025	95	93
3.625%, 04/01/2027	180	171
2.125%, 09/15/2031	150	119
1.875%, 02/28/2031	20	16
1.750%, 08/21/2030	200	158
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	951	990
5.773%, 01/10/2033 (C)	342	334

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
4.100%, 05/15/2032	$80	$74
Gilead Sciences
2.500%, 09/01/2023	50	49
Humana
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	146
2.150%, 02/03/2032	30	23
Johnson & Johnson
0.950%, 09/01/2027	100	86
0.550%, 09/01/2025	50	45
Merck
1.900%, 12/10/2028	430	369
1.450%, 06/24/2030	50	40
0.750%, 02/24/2026	80	71
Pfizer
2.625%, 04/01/2030	100	88
1.700%, 05/28/2030	50	41
0.800%, 05/28/2025	110	101
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.250%, 06/15/2048	10	9
4.000%, 05/15/2029	200	191
3.875%, 12/15/2028	30	29
3.750%, 07/15/2025	30	29
3.500%, 06/15/2023	20	20
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	25
1.250%, 01/15/2026	20	18

		7,355

Industrials — 1.9%
3M
3.700%, 04/15/2050	150	115
2.375%, 08/26/2029	30	25
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,027
2.450%, 10/29/2026	190	166
Air Lease
3.375%, 07/01/2025	100	95
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	9
Canadian Pacific Railway
2.450%, 12/02/2031	330	273
Carlisle
2.200%, 03/01/2032	634	482
Carrier Global
2.700%, 02/15/2031	10	8
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	501	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
3.750%, 04/15/2050	$30	$25
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	458	418
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	605
John Deere Capital MTN
3.350%, 04/18/2029	934	863
Penske Truck Leasing LP
3.900%, 02/01/2024 (C)	965	945
Republic Services
3.200%, 03/15/2025	180	173
Ryder System MTN
3.350%, 09/01/2025	806	765
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (C)	200	198
Union Pacific
3.750%, 07/15/2025	20	19
2.891%, 04/06/2036	20	16

		6,714

Information Technology — 1.2%
Adobe
2.300%, 02/01/2030	210	179
Apple
3.350%, 02/09/2027	210	201
2.900%, 09/12/2027	110	103
2.450%, 08/04/2026	70	65
1.125%, 05/11/2025	130	120
Broadcom
4.926%, 05/15/2037 (C)	33	29
4.150%, 11/15/2030	26	23
3.137%, 11/15/2035 (C)	420	309
Intel
4.750%, 03/25/2050	10	9
3.700%, 07/29/2025	30	29
1.600%, 08/12/2028	50	42
Mastercard
3.850%, 03/26/2050	10	8
3.375%, 04/01/2024	60	59
Micron Technology
2.703%, 04/15/2032	260	194
Microsoft
3.300%, 02/06/2027	210	202
NVIDIA
3.700%, 04/01/2060	90	66
3.500%, 04/01/2040	130	105
3.500%, 04/01/2050	290	219
2.850%, 04/01/2030	90	79

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NXP BV
5.000%, 01/15/2033	$404	$381
2.700%, 05/01/2025	40	38
Oracle
2.875%, 03/25/2031	30	25
1.650%, 03/25/2026	150	134
PayPal Holdings
4.400%, 06/01/2032	80	75
1.650%, 06/01/2025	60	56
Salesforce
3.700%, 04/11/2028	150	144
3.250%, 04/11/2023	70	70
1.500%, 07/15/2028	510	435
Texas Instruments
1.750%, 05/04/2030	40	33
TSMC Arizona
2.500%, 10/25/2031	250	205
1.750%, 10/25/2026	230	205
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	110	106
1.900%, 04/15/2027	60	54
Workday
3.800%, 04/01/2032	250	221
3.700%, 04/01/2029	60	55
3.500%, 04/01/2027	40	37

		4,324

Materials — 1.0%
Anglo American Capital
3.625%, 09/11/2024 (C)	200	194
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	200	191
2.625%, 04/28/2028 (C)	230	200
Glencore Funding
4.125%, 05/30/2023 (C)	890	885
4.125%, 03/12/2024 (C)	60	59
1.625%, 04/27/2026 (C)	90	80
Nacional del Cobre de Chile
3.150%, 01/15/2051	420	292
Nutrien
1.900%, 05/13/2023	501	495
OCP
4.500%, 10/22/2025 (C)	400	389
Orbia Advance
2.875%, 05/11/2031 (C)	200	156
Suzano Austria GmbH
3.125%, 01/15/2032	510	398
Vale Overseas
6.875%, 11/21/2036	148	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 08/10/2026	$240	$248

		3,743

Real Estate — 0.8%
Alexandria Real Estate Equities
3.450%, 04/30/2025	802	776
Digital Realty Trust
3.600%, 07/01/2029	815	728
Healthpeak Properties
2.125%, 12/01/2028	769	645
Spirit Realty
2.100%, 03/15/2028	583	475

		2,624

Utilities — 2.6%
American Transmission Systems
2.650%, 01/15/2032 (C)	60	49
American Water Capital
4.450%, 06/01/2032	1,311	1,254
Aquarion
4.000%, 08/15/2024 (C)	227	223
Commonwealth Edison
3.700%, 08/15/2028	468	440
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	894
Duke Energy Florida
3.200%, 01/15/2027	440	415
Exelon
5.625%, 06/15/2035	343	348
FirstEnergy
1.600%, 01/15/2026	30	27
Florida Power & Light
2.450%, 02/03/2032	544	453
MidAmerican Energy
3.650%, 04/15/2029	140	131
Northern States Power
7.125%, 07/01/2025	1,190	1,261
NSTAR Electric
1.950%, 08/15/2031	1,000	795
ORIX
4.050%, 01/16/2024	365	360
Pacific Gas and Electric
2.100%, 08/01/2027	130	111
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (C)	370	366
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	791	752
3.594%, 06/01/2030	766	726

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
2.875%, 06/15/2024	$713	$689

		9,294

Total Corporate Obligations
(Cost $117,845) ($ Thousands)		106,778

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bills
4.657%, 06/01/2023 (F)	520	510
4.625%, 05/25/2023 (F)	1,070	1,051
4.506%, 04/18/2023 (F)	1,160	1,145
4.465%, 03/28/2023 (F)	1,660	1,644
4.332%, 03/02/2023 (F)	510	506
4.265%, 02/23/2023 (F)	1,700	1,690
4.239%, 02/28/2023 (F)	260	258
4.163%, 02/09/2023 (F)	540	538
4.106%, 01/31/2023 (F)	720	718
3.962%, 01/03/2023 (F)	700	700
U.S. Treasury Bonds
4.000%, 11/15/2042	380	372
4.000%, 11/15/2052	120	120
3.625%, 08/15/2043	40	37
3.375%, 11/15/2048	190	168
3.000%, 08/15/2052	1,280	1,055
2.875%, 05/15/2049	170	137
2.875%, 05/15/2052	500	401
2.375%, 02/15/2042	618	472
2.375%, 05/15/2051	1,340	961
2.250%, 08/15/2049	280	197
2.250%, 02/15/2052	1,186	825
2.000%, 11/15/2041	830	593
2.000%, 02/15/2050	850	561
2.000%, 08/15/2051	900	589
1.875%, 02/15/2041	600	424
1.875%, 02/15/2051	2,470	1,570
1.875%, 11/15/2051	780	494
1.750%, 08/15/2041	640	438
1.625%, 11/15/2050	1,400	833
1.375%, 11/15/2040	880	572
1.375%, 08/15/2050	2,600	1,445
1.250%, 05/15/2050	3,420	1,840
1.125%, 08/15/2040	580	360
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	1,034	929
U.S. Treasury Notes
4.125%, 10/31/2027	20	20
4.125%, 11/15/2032	120	123
4.000%, 10/31/2029	1,400	1,400
3.500%, 09/15/2025	2,959	2,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.125%, 08/31/2027	$6,951	$6,685
3.125%, 08/31/2029	320	304
2.750%, 08/15/2032	2,933	2,671
2.625%, 07/31/2029	550	506
1.500%, 01/31/2027	10,396	9,386
1.250%, 11/30/2026	2,260	2,028
0.750%, 05/31/2026	12,120	10,809
0.625%, 11/30/2027	1,400	1,189
0.375%, 11/30/2025	290	259
0.250%, 05/31/2025	2,540	2,306
0.250%, 09/30/2025	10	9

Total U.S. Treasury Obligations
(Cost $74,761) ($ Thousands)		64,748

ASSET-BACKED SECURITIES — 9.5%
Automotive — 0.6%

Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	440	399
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	430	374
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (C)	662	674
Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (C)	160	137
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	300	247
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (C)	240	220
Hertz Vehicle Financing, Ser 2021-1A, Cl C
2.050%, 12/26/2025 (C)	210	189
		2,240

Home — 0.0%

Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.364%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	39	39
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
4.689%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2037 (A)(C)	151	130
		169

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 8.9%

AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	$1,646	$1,485
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (C)	297	292
CF Hippolyta Issuer, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (C)	207	185
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
4.458%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (A)	149	136
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (C)	1,039	854
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	789	685
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	437	378
FirstKey Homes Trust, Ser 2022-SFR1, Cl A
4.145%, 05/17/2039 (C)	417	391
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (C)	580	425
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	394	314
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (C)	1,002	940
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
5.319%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	148	142
MMAF Equipment Finance, Ser 2022-B, Cl A3
5.610%, 07/10/2028 (C)	339	343
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
5.244%, ICE LIBOR USD 1 Month + 0.855%, 07/25/2034 (A)	327	300
Mortgage Repurchase Agreement Financing Trust II, Ser 2022-S1, Cl A1
5.805%, SOFR30A + 2.000%, 03/30/2025 (A)(C)	260	256
Navient Student Loan Trust, Ser 2016-3A, Cl A3
5.739%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(C)	307	303
Navient Student Loan Trust, Ser 2016-6A, Cl A3
5.689%, ICE LIBOR USD 1 Month + 1.300%, 03/25/2066 (A)(C)	550	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (C)	$943	$824
Palmer Square CLO, Ser 2021-2A, Cl A1A3
5.227%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(C)	693	681
Palmer Square CLO, Ser 2022-2A, Cl A1
3.683%, TSFR3M + 1.570%, 07/20/2034 (A)(C)	400	389
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.134%, TSFR3M + 1.270%, 10/15/2030 (A)(C)	836	824
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (C)	596	521
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027	980	865
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (C)	512	464
RAAC Series Trust, Ser 2005-SP3, Cl M2
5.589%, ICE LIBOR USD 1 Month + 1.200%, 12/25/2035 (A)	19	19
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (C)	339	316
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	1,027	873
SLC Student Loan Trust, Ser 2010-1, Cl A
5.574%, ICE LIBOR USD 3 Month + 0.875%, 11/25/2042 (A)	126	125
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.059%, ICE LIBOR USD 3 Month + 0.290%, 06/15/2039 (A)	168	158
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.068%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(C)	324	348
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.969%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(C)	89	87
SLM Student Loan Trust, Ser 2005-8, Cl A5
4.528%, ICE LIBOR USD 3 Month + 0.170%, 01/25/2040 (A)	541	513
SLM Student Loan Trust, Ser 2021-10A, Cl A4
5.439%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(C)	84	81
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	176	161

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	$329	$287
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	170	145
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (C)	455	444
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (C)	366	351
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (C)	316	283
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
5.589%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	153	147
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	587	472
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (C)	270	248
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (C)	850	739
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	270	230
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (C)	488	409
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	128	122
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	118	113
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	84	77
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	368	349
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	496	461
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	412	380
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	242	226
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	300	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	$382	$350
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	798	751
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	45	39
United States Small Business Administration, Ser 2021-25H, Cl 1
1.450%, 08/01/2046	1,526	1,224
United States Small Business Administration, Ser 2022-25A, Cl 1
2.040%, 01/01/2047	1,069	899
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	698	643
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	981	930
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	980	936
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	971	926
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	470	443
United States Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	549	550
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	1,000	821
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	309	285
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (C)	1,013	817
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (C)	261	203
Wind River CLO, Ser 2021-3A, Cl A
5.393%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(C)	614	589
		31,390

Total Asset-Backed Securities
(Cost $37,403) ($ Thousands)		33,799

New Covenant Funds / Semi-Annual Report / December 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.2%

Colombia Government International Bond
5.625%, 02/26/2044	$280	$206
5.200%, 05/15/2049	310	211
3.125%, 04/15/2031	220	163
Indonesia Government International Bond MTN
5.125%, 01/15/2045(C)	200	193
Mexico Government International Bond
3.500%, 02/12/2034	1,040	832
Panama Government International Bond
6.700%, 01/26/2036	190	198
4.300%, 04/29/2053	300	217
Peruvian Government International Bond
3.550%, 03/10/2051	90	64
Province of Quebec Canada
2.625%, 02/13/2023	500	499
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,051
Uruguay Government International Bond
5.750%, 10/28/2034	440	476
4.375%, 01/23/2031	120	119

Total Sovereign Debt
(Cost $4,887) ($ Thousands)		4,229

MUNICIPAL BONDS — 1.2%
California — 0.5%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	532
Regents of the University of California Medical Center Pooled Revenue, RB
4.132%, 05/15/2032	600	559
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	476

		1,567

Michigan — 0.2%
Michigan State, Finance Authority, RB
2.988%, 09/01/2049 (A)	755	732

New Jersey — 0.0%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	124

New York — 0.3%
New York State Dormitory Authority, Ser B, RB
3.329%, 03/15/2031	415	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State Urban Development
3.350%, 03/15/2026 (G)	$380	$366
3.350%, 03/15/2026	285	272

		1,001

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	685	697

Total Municipal Bonds
(Cost $4,377) ($ Thousands)		4,121

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	5,129,171	5,129

Total Cash Equivalent
(Cost $5,129) ($ Thousands)		5,129

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $68) ($ Thousands)		40

Total Investments in Securities — 105.1%
(Cost $412,394) ($ Thousands)		$371,478

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Income Fund (Concluded)

A list of open exchange-traded options contracts held by the Fund at December 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
January 2023, One-Year SOFR*	70	$25	96.63	1/16/2023	$9
January 2023, One-Year SOFR*	73	31	95.88	1/16/2023	27
February 2023, U.S. 10 Year Future Option*	14	12	114.00	1/30/2023	4

Total Purchased Options		$68			$40

A list of the open futures contracts held by the Fund at December 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	34	Mar-2023	$8,081	$8,069	$(12)
90-Day Euro$	76	Dec-2024	18,367	18,316	(51)
Three-Month SOFR	71	Mar-2025	17,107	17,157	50
U.S. 2-Year Treasury Note	59	Mar-2023	12,102	12,100	(2)
U.S. 5-Year Treasury Note	240	Mar-2023	25,936	25,903	(33)
Ultra 10-Year U.S. Treasury Note	90	Mar-2023	10,661	10,645	(16)
			92,254	92,190	(64)
Short Contracts
90-Day Euro$	(186)	Dec-2023	$(44,594)	$(44,273)	$321
U.S. 10-Year Treasury Note	(43)	Mar-2023	(4,898)	(4,829)	69
U.S. Long Treasury Bond	(195)	Mar-2023	(24,785)	(24,442)	343
U.S. Ultra Long Treasury Bond	(27)	Mar-2023	(3,736)	(3,626)	110
			(78,013)	(77,170)	843
			$14,241	$15,020	$779

The options contracts and futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $353,346 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $63,846 ($ Thousands), representing 18.1% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of December 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	152,634	–	152,634
Corporate Obligations	–	106,778	–	106,778
U.S. Treasury Obligations	24,572	40,176	–	64,748
Asset-Backed Securities	–	33,799	–	33,799
Sovereign Debt	–	4,229	–	4,229
Municipal Bonds	–	4,121	–	4,121
Cash Equivalent	5,129	–	–	5,129
Purchased Options	40	–	–	40
Total Investments in Securities	29,741	341,737	–	371,478

New Covenant Funds / Semi-Annual Report / December 31, 2022

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	893	–	–	893
Unrealized Depreciation	(114)	–	–	(114)
Total Other Financial Instruments	779	–	–	779

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,168	$77,021	$(74,060)	$ —	$ —	$5,129	$73	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Balanced Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.9%
Equity Fund — 60.3%
New Covenant Growth Fund †	3,914,407	$190,984

Total Equity Fund
(Cost $107,806) ($ Thousands)		190,984
Fixed Income Fund — 38.6%
New Covenant Income Fund †	5,958,568	122,032

Total Fixed Income Fund
(Cost $134,909) ($ Thousands)		122,032

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	3,400,480	$3,400

Total Cash Equivalent
(Cost $3,400) ($ Thousands)		3,400

Total Investments in Securities — 100.0%
(Cost $246,115) ($ Thousands)		$316,416

Percentages are based on Net Assets of $316,545 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
New Covenant Income Fund	$125,653	$14,996	$(11,688)	$(4,502)	$(2,427)	$122,032	$1,503	$—
New Covenant Growth Fund	197,912	8,934	(20,432)	1,574	2,996	190,984	1,341	2,093
SEI Daily Income Trust, Government Fund, Cl F	2,729	15,359	(14,688)	—	—	3,400	30	—
Totals	$326,294	$39,289	$(46,808)	$(2,928)	$569	$316,416	$2,874	$2,093

The accompanying notes are an integral part of the financial statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

New Covenant Funds / Semi-Annual Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

New Covenant Balanced Income Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Fixed Income Fund — 63.8%
New Covenant Income Fund †	2,582,024	$52,880

Total Fixed Income Fund
(Cost $59,340) ($ Thousands)		52,880
Equity Fund — 35.5%
New Covenant Growth Fund †	602,979	29,419

Total Equity Fund
(Cost $15,847) ($ Thousands)		29,419

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	465,917	$466

Total Cash Equivalent
(Cost $466) ($ Thousands)		466

Total Investments in Securities — 99.9%
(Cost $75,653) ($ Thousands)		$82,765

Percentages are based on Net Assets of $82,865 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security (see Note 3).

As of December 31, 2022, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
New Covenant Income Fund	$59,566	$2,425	$(6,468)	$(1,440)	$(1,203)	$52,880	$674	$—
New Covenant Growth Fund	33,346	1,108	(5,779)	(718)	1,462	29,419	216	316
SEI Daily Income Trust, Government Fund, Cl F	597	5,537	(5,668)	—	—	466	8	—
Totals	$93,509	$9,070	$(17,915)	$(2,158)	$259	$82,765	$898	$316

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

Glossary (abbreviations which may be used in the preceding Schedules of Investments): Portfolio Abbreviations

ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
USD — U.S. Dollar

New Covenant Funds / Semi-Annual Report / December 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ THOUSANDS)

December 31, 2022

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$481,339		$366,349		$—		$—
Affiliated investments, at value††	7,107		5,129		316,416		82,765
Cash and cash equivalents	2,492		—		—		—
Dividends and interest receivable	481		2,092		276		118
Cash pledged as collateral for futures contracts	436		810		—		—
Foreign tax reclaim receivable	83		37		—		—
Receivable for fund shares sold	26		27		382		2
Receivable for investment securities sold	—		16,646		—		—
Receivable for variation margin on futures contracts	—		84		—		—
Prepaid expenses	18		13		12		4
Total Assets	491,982		391,187		317,086		82,889
Liabilities:
Investment advisory fees payable	99		86		—		—
Administration fees payable	79		52		21		7
Social witness and licensing fees payable	65		44		—		—
Shareholder servicing fees payable	43		31		—		—
Payable for variation margin on futures contracts	22		38		—		—
Payable for fund shares redeemed	10		20		461		—
Trustees' fees payable	3		2		2		1
CCO fees payable	2		1		1		—
Payable for investment securities purchased	—		36,576		—		—
Income distribution payable	—		705		—		—
Payable to custodian	—		175		—		—
Accrued expense payable	79		111		56		16
Total Liabilities	402		37,841		541		24
Net Assets	$491,580		$353,346		$316,545		$82,865
† Cost of investments	$288,885		$407,265		$—		$—
†† Cost of affiliated investments	7,107		5,129		246,115		75,653
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$298,435		$407,833		$259,453		$80,102
Total distributable earnings/(loss)	193,145		(54,487)		57,092		2,763
Net Assets	$491,580		$353,346		$316,545		$82,865
Net Asset Value, Offering and Redemption Price Per Share	$48.79		$20.48		$100.42		$19.69
	(491,579,761 ÷ 10,075,842 shares	)	(353,345,895 ÷ 17,252,962 shares	)	(316,545,144 ÷ 3,152,280 shares	)	(82,864,691 ÷ 4,207,043 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2022

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$4,168	$—	$—	$—
Dividend income from affiliated registered investment company	98	73	2,874	898
Interest income	25	5,517	—	—
Total Investment Income	4,291	5,590	2,874	898
Expenses:
Investment advisory fees	1,203	784	—	—
Administration fees	512	373	248	68
Social witness and licensing fees	384	280	—	—
Shareholder servicing fees	256	187	—	—
Trustee fees	6	5	4	1
Chief compliance officer fees	2	1	1	—
Transfer agent fees	48	36	31	9
Professional fees	24	19	16	5
Registration fees	19	13	12	3
Printing fees	14	10	9	2
Custodian fees	4	12	10	3
Other expenses	18	95	3	1
Total Expenses	2,490	1,815	334	92
Less:
Waiver of investment advisory fees	(611)	(268)	—	—
Waiver of administration fees	(29)	(49)	(116)	(23)
Net Expenses	1,850	1,498	218	69
Net Investment Income	2,441	4,092	2,656	829
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,715	(7,048)	—	—
Affiliated investments	—	—	(2,928)	(2,158)
Written options	—	517	—	—
Purchased options	—	(364)	—	—
Capital gain distributions received from affiliated investment	—	—	2,093	316
Futures contracts	1,138	339	—	—
Foreign currency transactions	(3)	—	—	—
Net Realized Gain (Loss)	4,850	(6,556)	(835)	(1,842)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,216	(8,230)	—	—
Affiliated investments	—	—	569	259
Written options	—	(31)	—	—
Purchased options	—	(37)	—	—
Futures contracts	3	729	—	—
Net Change in Unrealized Appreciation (Depreciation)	6,219	(7,569)	569	259
Net Realized and Unrealized Gain (Loss)	11,069	(14,125)	(266)	(1,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,510	$(10,033)	$2,390	$(754)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the period ended December 31, 2022 (Unaudited) and the year ended June 30, 2022

	Growth Fund		Income Fund
	07/01/22 to 12/31/22	07/01/21 to 06/30/22	07/01/22 to 12/31/22	07/01/21 to 06/30/22
Operations:
Net investment income	$2,441	$3,665	$4,092	$4,903
Net realized gain (loss)	4,850	13,643	(6,556)	(6,337)
Net change in unrealized appreciation (depreciation)	6,219	(94,548)	(7,569)	(39,277)
Net increase (decrease) in net assets resulting from operations	13,510	(77,240)	(10,033)	(40,711)
Distributions:
Total distributions	(8,829)	(33,098)	(4,350)	(7,722)
Capital Share Transactions:
Proceeds from shares issued	15,204	54,825	21,650	63,080
Reinvestment of dividends & distributions	5,861	29,378	368	1,569
Cost of shares redeemed	(31,321)	(59,338)	(35,551)	(44,923)
Increase (decrease) in net assets derived from capital share transactions	(10,256)	24,865	(13,533)	19,726
Net decrease in net assets	(5,575)	(85,473)	(27,916)	(28,707)
Net Assets:
Beginning of Period	497,155	582,628	381,262	409,969
End of Period	$491,580	$497,155	$353,346	$381,262
Share Transactions:
Shares issued	305	996	1,030	2,725
Shares issued in lieu of dividends and distributions	118	482	18	68
Shares redeemed	(608)	(1,008)	(1,724)	(2,025)
Increase (decrease) in net assets derived from share transactions	(185)	470	(676)	768

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the period ended December 31, 2022 (Unaudited) and the year ended June 30, 2022

	Balanced Growth Fund		Balanced Income Fund
	07/01/22 to 12/31/22	07/01/21 to 06/30/22	07/01/22 to 12/31/22	07/01/21 to 06/30/22
Operations:
Net investment income	$2,656	$3,150	$829	$1,059
Net realized gain (loss)	(835)	13,073	(1,842)	1,843
Net change in unrealized appreciation (depreciation)	569	(60,291)	259	(14,588)
Net increase (decrease) in net assets resulting from operations	2,390	(44,068)	(754)	(11,686)
Distributions:
Total distributions	(12,270)	(15,484)	(2,335)	(4,562)
Capital Share Transactions:
Proceeds from shares issued	6,812	26,058	1,367	24,478
Reinvestment of dividends & distributions	11,535	14,207	1,965	3,968
Cost of shares redeemed	(18,287)	(27,362)	(10,966)	(7,107)
Increase (decrease) in net assets derived from capital share transactions	60	12,903	(7,634)	21,339
Net increase (decrease) in net assets	(9,820)	(46,649)	(10,723)	5,091
Net Assets:
Beginning of Period	326,365	373,014	93,588	88,497
End of Period	$316,545	$326,365	$82,865	$93,588
Share Transactions:
Shares issued	65	214	67	1,023
Shares issued in lieu of dividends and distributions	113	116	98	170
Shares redeemed	(174)	(226)	(552)	(310)
Increase (decrease) in net assets derived from share transactions	4	104	(387)	883

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2022 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Growth Fund
	2022@	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$48.45	$59.51	$43.44	$42.86	$43.17	$40.15
Investment Activities:
Net investment income(1)	0.24	0.37	0.36	0.51	0.50	0.46
Net realized and unrealized gains (losses) on securities (1)	0.98	(7.95)	17.75	2.56	2.28	5.34
Total from investment activities	1.22	(7.58)	18.11	3.07	2.78	5.80
Dividends and Distributions from:
Net investment income	(0.34)	(0.35)	(0.40)	(0.50)	(0.50)	(0.39)
Net realized gains	(0.54)	(3.13)	(1.64)	(1.99)	(2.59)	(2.39)
Total dividends and distributions	(0.88)	(3.48)	(2.04)	(2.49)	(3.09)	(2.78)
Net Asset Value, End of Period	$48.79	$48.45	$59.51	$43.44	$42.86	$43.17
Total Return†	2.51%	(13.92)%	42.58%	7.18%	7.21%	14.74%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$491,580	$497,155	$582,628	$461,493	$448,958	$428,674
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.85%	0.87%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.97%	0.97%	0.99%	1.12%	1.12%
Ratio of net investment income to average net assets	0.95%	0.64%	0.69%	1.19%	1.19%	1.08%
Portfolio turnover rate	2%	5%	4%	19%	47%	24%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2022. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2022 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Income Fund
	2022@	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.26	$23.89	$24.32	$23.50	$22.62	$23.21
Investment Activities:
Net investment income(1)	0.23	0.27	0.30	0.48	0.52	0.45
Net realized and unrealized gains (losses) on securities (1)	(0.77)	(2.48)	(0.02)	0.89	0.92	(0.57)
Total from investment activities	(0.54)	(2.21)	0.28	1.37	1.44	(0.12)
Dividends and Distributions from:
Net investment income	(0.24)	(0.37)	(0.43)	(0.55)	(0.56)	(0.47)
Net realized gains	–	(0.05)	(0.28)	–	–	–
Total dividends and distributions	(0.24)	(0.42)	(0.71)	(0.55)	(0.56)	(0.47)
Net Asset Value, End of Period	$20.48	$21.26	$23.89	$24.32	$23.50	$22.62
Total Return†	(2.52)%	(9.34)%	1.13%	5.91%	6.46%	(0.54)%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$353,346	$381,262	$409,969	$336,213	$330,498	$318,955
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.96%	0.96%	0.96%	0.95%	0.95%
Ratio of net investment income to average net assets	2.19%	1.18%	1.22%	2.01%	2.29%	1.95%
Portfolio turnover rate	45%	97%	112%	144%	188%	210%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2022. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2022 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Growth Fund
	2022@	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$103.68	$122.54	$104.95	$103.45	$102.94	$96.48
Investment Activities:
Net investment income(1)	0.85	1.01	1.18	1.53	1.58	1.23
Net realized and unrealized gains (losses) on securities (1)	(0.11)	(14.80)	23.76	6.09	5.21	6.86
Total from investment activities	0.74	(13.79)	24.94	7.62	6.79	8.09
Dividends and Distributions from:
Net investment income	(0.69)	(1.43)	(2.03)	(1.95)	(1.83)	(0.90)
Net realized gains	(3.31)	(3.64)	(5.32)	(4.17)	(4.45)	(0.73)
Total dividends and distributions	(4.00)	(5.07)	(7.35)	(6.12)	(6.28)	(1.63)
Net Asset Value, End of Period	$100.42	$103.68	$122.54	$104.95	$103.45	$102.94
Total Return†	0.69%	(11.85)%	24.50%	7.57%	7.12%	8.45%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$316,545	$326,365	$373,014	$295,481	$293,822	$290,444
Ratio of net expenses to average net assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.20%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	1.60%	0.85%	1.02%	1.49%	1.56%	1.22%
Portfolio turnover rate	7%	14%	11%	22%	16%	11%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2022. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2022 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Income Fund
	2022@	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.37	$23.84	$22.01	$21.41	$21.23	$20.74
Investment Activities:
Net investment income(1)	0.19	0.25	0.29	0.38	0.39	0.31
Net realized and unrealized gains (losses) on securities (1)	(0.32)	(2.67)	2.76	1.11	0.96	0.63
Total from investment activities	(0.13)	(2.42)	3.05	1.49	1.35	0.94
Dividends and Distributions from:
Net investment income	(0.26)	(0.30)	(0.49)	(0.40)	(0.42)	(0.29)
Net realized gains	(0.29)	(0.75)	(0.73)	(0.49)	(0.75)	(0.16)
Total dividends and distributions	(0.55)	(1.05)	(1.22)	(0.89)	(1.17)	(0.45)
Net Asset Value, End of Period	$19.69	$20.37	$23.84	$22.01	$21.41	$21.23
Total Return†	(0.66)%	(10.70)%	14.24%	7.14%	6.76%	4.57%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$82,865	$93,588	$88,497	$78,790	$78,448	$77,329
Ratio of net expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers	0.20%	0.20%	0.21%	0.21%	0.20%	0.21%
Ratio of net investment income to average net assets	1.83%	1.09%	1.25%	1.76%	1.86%	1.48%
Portfolio turnover rate	4%	11%	15%	19%	11%	10%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2022. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2022

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”) (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust's Fair Value Procedures established by the Funds' Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

New Covenant Funds / Semi-Annual Report / December 31, 2022

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2022, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or

New Covenant Funds / Semi-Annual Report / December 31, 2022

paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of

New Covenant Funds / Semi-Annual Report / December 31, 2022

income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitation is 0.80% for the Income Fund. Effective May 13, 2019, the voluntary expense limitation is 0.72% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly,

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2022, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net

New Covenant Funds / Semi-Annual Report / December 31, 2022

payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $436 and $810 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2022.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of December 31, 2022 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$182	*
Total derivatives not accounted for as hedging instruments		$—			$182

Income Fund
Interest rate contracts	Investments, at value**	$40		Options written, at value	$—
	Unrealized appreciation on futures contracts	893	*	Unrealized depreciation on futures contracts	114	*
Total derivatives not accounted for as hedging instruments		$933			$114

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2022.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity contracts	$—	$—	$1,138	$—	$—	$1,138
Income Fund
Interest rate contracts	$(364)	$517	$339	$—	$—	$492

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity contracts	$—	$—	$3	$—	$—	$3
Income Fund
Interest rate contracts	$(37)	$(31)	$729	$—	$—	$661

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the period ended December 31, 2022 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$9,677	$104,270
Average Notional Balance Short	—	70,729
Options/Swaptions:
Average Notional Balance Long	—	372
Average Notional Balance Short	—	1,076

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$10,461	$10,461
Sales	—	15,684	15,684
Income Fund
Purchases	152,618	14,944	167,562
Sales	155,538	22,915	178,453
Balanced Growth Fund
Purchases	—	23,929	23,929
Sales	—	32,120	32,120
Balanced Income Fund
Purchases	—	3,533	3,533
Sales	—	12,247	12,247

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

New Covenant Funds / Semi-Annual Report / December 31, 2022

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2022	$6,699	$26,399	$33,098
	2021	7,269	12,953	20,222
Income Fund	2022	7,072	650	7,722
	2021	10,298	648	10,946
Balanced Growth Fund	2022	5,584	9,900	15,484
	2021	6,451	14,379	20,830
Balanced Income Fund	2022	1,378	3,184	4,562
	2021	2,013	2,437	4,450

As of June 30, 2022, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$583	$3,026	$—	$—	$184,852	$3	$188,464
Income Fund	660	—	(1,047)	(6,334)	(32,711)	(672)	(40,104)
Balanced Growth Fund	36	10,098	—	—	56,839	(1)	66,972
Balanced Income Fund	243	1,220	—	—	4,388	1	5,852

For Federal income tax purposes, the cost of securities owned at June 30, 2022, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$636	$411	$1,047

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2022 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$295,992	$219,211	$(26,757)	$192,454
Income Fund	412,394	640	(41,556)	(40,916)
Balanced Growth Fund	246,115	83,179	(12,878)	70,301
Balanced Income Fund	75,653	13,572	(6,460)	7,112

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2022

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balance Funds assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Fund's total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Funds / Semi-Annual Report / December 31, 2022

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Covenant Funds / Semi-Annual Report / December 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2022

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating

New Covenant Funds / Semi-Annual Report / December 31, 2022

expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2022, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	3	77%
Income Fund	3	86%
Balanced Growth Fund	0	0%
Balanced Income Fund	2	13%

9. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2022.

New Covenant Funds / Semi-Annual Report / December 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2022

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2022 to December 31, 2022).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2022	Ending Account Value 12/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,025.10	0.72%	$3.68
Hypothetical 5% Return	$1,000.00	$1,021.58	0.72%	$3.67
Income Fund
Actual Fund Return	$1,000.00	$974.80	0.80%	$3.98
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Balanced Growth Fund
Actual Fund Return	$1,000.00	$1,006.90	0.13%	$0.66
Hypothetical 5% Return	$1,000.00	$1,024.55	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$993.40	0.15%	$0.75
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

New Covenant Funds / Semi-Annual Report / December 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were renewed at meetings of the Board held during the course of the Trust’s fiscal year on September 6-8, 2022 and December 5-7, 2022. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

New Covenant Funds / Semi-Annual Report / December 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. The Trustees were provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the renewal of each Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Funds as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds / Semi-Annual Report / December 31, 2022

(This page intentionally left blank)

(This page intentionally left blank)

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NEW COVENANT FUNDS®

NCF-F-004 (12/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: March 10, 2023

By	/s/ Ankit Puri
Ankit Puri
Controller & CFO
Date: March 10, 2023